UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 217-9502

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 through June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

Dr. Matthew Goldstein

Chairman and Director

John F. Finn

Director

Robert J. Higgins

Director

Frankie D. Hughes

Director

Peter C. Marshall

Director

Mary E. Martinez

Director

Marilyn McCoy

Director

Mitchell M. Merin

Director

William G. Morton, Jr.

Director

Dr. Robert A. Oden, Jr.

Director

Marian U. Pardo

Director

Frederick W. Ruebeck

Director

James J. Schonbachler

Director

Patricia A. Maleski

President and Principal Executive Officer

Joy C. Dowd

Treasurer and Principal Financial Officer

Frank J. Nasta

Secretary

Stephen M. Ungerman

Chief Compliance Officer

Investment Objective

A closed-end fund seeking a high level of total return through current income and capital appreciation by investing primarily in high-yield, fixed income securities of domestic companies.

Investment Advisor

J.P. Morgan Investment Management Inc.

Administrator

JPMorgan Funds Management, Inc.

Custodian

JPMorgan Chase Bank, N.A.

Transfer Agent

Computershare Trust Company, N.A.

Legal Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Independent Directors’ Counsel

Kramer Levin Naftalis & Frankel LLP

Executive Offices

Pacholder High Yield Fund, Inc.

270 Park Avenue

New York, NY 10017

Shareholder Services

(877) 217-9502

Please visit our web site, www.pacholder.com, for information on the Fund’s net asset value, share price, news releases, and Securities and Exchange Commission filings. We created this site to provide stockholders quick and easy access to the most timely information available regarding the Fund.

This report is for the information of stockholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

SEMI -ANNUAL REPORT

JUNE 30, 2013

(UNAUDITED)

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

PACHOLDER HIGH YIELD FUND, INC.

Dear Shareholders:

Review of the Six Month Period Ended June 30, 2013

During the first half of the six months ended June 30, 2013, yields for U.S. Treasury securities moved modestly higher, as the economy remained resilient despite the impact from sequestration (the $85 billion in government spending cuts that began in March 2013). More specifically, consumer spending improved versus the last three months of 2012, the U.S. housing market demonstrated signs of strength and the manufacturing sector continued to expand. Against this backdrop, most U.S. spread sectors (non-Treasury taxable fixed income securities) treaded water during the first three months of 2013.

After a solid start in April, the U.S. fixed income market then sold off sharply in May and June. Market participants reacted to the Federal Reserve Chairman Bernanke’s testimony to Congress in May during which he indicated that the Fed could begin reducing its $85 billion in monthly asset purchases at one of its next few meetings if improvements in economic growth seemed sustainable.

For the reporting period as a whole, U.S. Treasury rates moved higher across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds). In response to rising Treasury yields, high yield spreads widened, resulting in weak demand during the second half of the period. We believe that weakness in the high yield market appears to have been technically driven, as opposed to any deterioration in credit fundamentals. Rising rates also took a toll on new issuance of high yield bonds, particularly in the latter weeks of the period. Prior to the rate spike, companies had been using the primary market mostly to refinance existing debt under more favorable terms.

Rising rates and the Fed announcement that it could begin tapering its bond purchases prompted Moody’s, the credit ratings agency, to slightly increase its projection of high yield default rates. However, we believe that most high yield companies have stable balance sheets and leverage, extended debt and were able to refinance at lower rates before the recent rate increase.

For the six months ended June 30, 2013, the Pacholder High Yield Fund, Inc. (the “Fund”) returned 2.48% based on net asset value (“NAV”) compared to the 1.50% return for the Credit Suisse High Yield Index, Developed Countries Only (the “Index”) and the 2.40% average total return of the Morningstar Closed-End High Yield Category.

The Fund outperformed the Index during the reporting period. Contributing to this outperformance was positive security selection in the media/telecom, utility, retail, finance, energy, transportation, services, and manufacturing sectors. On an industry level, an overweight in the food and drug sector and an underweight in the energy and utility sectors added to returns. This was partially offset by negative security selection in the food/tobacco, metals/minerals, forest products/containers and health care sectors. On the industry level, underweight positions in the food/tobacco, retail and services sectors weighed on returns.

Fund Strategy

The Fund continued to use a credit barbell investment strategy. To implement this strategy, the Fund invested a portion of its assets in relatively liquid high yield securities that demonstrated improving fundamentals, and took targeted credit risk when the Fund’s portfolio managers’ analysis indicated a favorable risk/reward opportunity. This targeted credit risk included investments in performing and non- performing bonds and loan assignments of firms that were trading at distressed levels or emerging from an administrative reorganization.

Auction Rate Preferred Shares and Dividends

Since February 2008, most auctions for preferred shares of closed-end funds and auction rate securities of other issuers have failed. The weekly auctions for the Fund’s ARPS have failed since February 13, 2008. Since that time, a number of broker-dealers have repurchased auction rate securities from certain clients. Any action taken by the Fund to provide liquidity to the ARPS must be in the best interest of the Fund as a whole.

On July 12, 2012, due to changes to its rating methodology for securities issued by Closed-End Funds, Moody’s downgraded the Fund’s ARPS from Aaa to Aa3. There was no impact to the Fund’s performance and no change to its investment strategy as a result of this downgrade.

On February 15, 2013, the Board of Trustees of the Pacholder High Yield Fund, Inc. authorized a reduction in the monthly dividend amount from $0.070 per common share to $0.065 per common share. The Board of Directors will continue to monitor the appropriateness of the dividend level going forward in light of market conditions and income earned by the Fund over time. The amount of monthly dividend may be more or less than the actual income earned by the Fund in a given month.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

George C.W. Gatch

CEO-Global Funds Management

J.P. Morgan Asset Management

The performance quoted is past performance and is not a guarantee of future results. Closed-end funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

Securities rated below investment grade are called “high-yield bonds,” “non-investment grade bonds,” “below investment-grade bonds,” or “junk bonds.” They generally are rated in the fifth or lower rating categories of Standard & Poor’s and Moody’s Investors Service. Although these securities tend to provide higher yields than higher rated securities, there is a greater risk that the Fund’s share value will decline. Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise.

Opinions and estimates offered constitute our judgment and are subject to change without notice, as are statements of financial market trends, which are based on current market conditions. We believe the information provided here is reliable, but do not warrant its accuracy or completeness. This material is not intended as an offer or solicitation for the purchase or sale of any financial instrument. The views and strategies described may not be suitable for all investors. This material has been prepared for informational purposes only, and is not intended to provide, and should not be relied on for, accounting and legal or tax advice. References to future returns are not promises or even estimates of actual returns a client portfolio may achieve. Any forecasts contained herein are for illustrative purposes only and are not to be relied upon as advice or interpreted as a recommendation.

Availability of Portfolio Holdings and Other Information

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings will be available on our website (www.pacholder.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top ten holdings as of the last day of each month as well as certain other fund facts including estimated undistributed net income and statistical information will also be available on the Fund’s website.

Total Return *	Net Asset Value (NAV)	Market Price
6 Months #	2.54%**	(0.03)%
1 Year	12.41%	(0.37)%
5 Year	12.32%	12.31%
10 Year	12.38%	11.11%

Price per share at June 30, 2013	$8.40	$8.48

*	Total returns assume the reinvestment of all dividends and capital gains, if any. Total returns shown are average annual returns unless otherwise noted.
**	The return shown is based on net asset value which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
#	Not Annualized.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of June 30, 2013 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

CONVERTIBLE BOND — 0.0%
CONSUMER DISCRETIONARY — 0.0%
HOTELS, RESTAURANTS & LEISURE — 0.0%
Real Mex Restaurants, Inc., PIK, 1.120%, 03/21/18[9] (Cost $77,605)	$78		$—	0.0%

CORPORATE BONDS — 119.6%
CONSUMER DISCRETIONARY — 25.7%
AUTO COMPONENTS — 1.0%
Goodyear Tire & Rubber Co. (The), Co Guar, 7.000%, 05/15/22[10]	815		835,375	0.8
UCI International, Inc., Co Guar, 8.625%, 02/15/19	250		255,000	0.2

			1,090,375	1.0
AUTOMOBILES — 1.1%
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d Nt, 8.000%, 06/15/19	200		218,250	0.2
8.250%, 06/15/21	600		662,250	0.6
Ford Motor Co., 8.900%, 01/15/32	125		158,041	0.2
Jaguar Land Rover Automotive plc, Private Placement, Co Guar, (United Kingdom), 5.625%, 02/01/23[2]	150		145,500	0.1
Motors Liquidation Co., 5.250%, 03/06/32[9]	25 Units		3	0.0	[12]
6.250%, 07/15/33[9]	15 Units		1	0.0	[12]
7.250%, 04/15/41[9]	— Units	[11]	—	0.0
7.250%, 07/15/41[9]	— Units	[11]	—	0.0
7.250%, 02/15/52[9]	7 Units		1	0.0	[12]
7.375%, 05/15/48[9]	10 Units		1	0.0	[12]
7.375%, 10/01/51[9]	— Units	[11]	—	0.0
7.750%, 03/15/36[1,4,9]	55 Units		—	0.0
Motors Liquidation Co., Debentures, 6.750%, 05/01/28[1,4,9]	50		—	0.0
8.100%, 06/15/24[1,4,9]	1,725		2	0.0	[12]
8.375%, 07/15/33[1,4,9]	425		—	0.0

			1,184,049	1.1
DISTRIBUTORS — 1.4%
American Builders & Contractors Supply Co., Inc., Private Placement, Sr Unsec’d Nt, 5.625%, 04/15/21[2]	41		40,282	0.0	[12]
Description	Par (000)		Value	Percent of Net Assets*

DISTRIBUTORS (continued)
AmeriGas Finance LLC/AmeriGas Finance Corp., Co Guar, 6.750%, 05/20/20	$126		$130,410	0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 6.500%, 05/20/21	70		70,700	0.1
Ferrellgas LP/Ferrellgas Finance Corp., Sr Unsec’d Nt, 6.500%, 05/01/21	93		93,232	0.1
9.125%, 10/01/17	82		85,690	0.1
HD Supply, Inc., Co Guar, 10.500%, 01/15/21	155		160,425	0.1
HD Supply, Inc., Private Placement, Sr Unsec’d, 7.500%, 07/15/20[2]	235		237,938	0.2
HD Supply, Inc., Sr Sec’d, 8.125%, 04/15/19	246		269,370	0.2
Intcomex, Inc., 13.250%, 12/15/14[9]	129		129,000	0.1
LKQ Corp., Private Placement, Co Guar, 4.750%, 05/15/23[2]	96		91,680	0.1
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr Unsec’d Nt, 7.375%, 08/01/21	62		64,480	0.1
VWR Funding, Inc., Co Guar, 7.250%, 09/15/17	220		227,700	0.2

			1,600,907	1.4
DIVERSIFIED CONSUMER SERVICES — 0.2%
Coinstar, Inc., Private Placement, Co Guar, 6.000%, 03/15/19[2]	104		103,870	0.1
Service Corp. International, Private Placement, Sr Unsec’d Nt, 5.375%, 01/15/22[2]	29		28,928	0.0	[12]
Service Corp. International, Sr Unsec’d Nt, 4.500%, 11/15/20	150		144,000	0.1

			276,798	0.2
HOTELS, RESTAURANTS & LEISURE — 4.5%
American Casino & Entertainment Properties LLC, Sr Sec’d Nt, 11.000%, 06/15/14	100		99,750	0.1
Ameristar Casinos, Inc., Nt, Co Guar, 7.500%, 04/15/21	180		187,200	0.2
Burger King Corp., Sr Nt, Co Guar, 9.875%, 10/15/18	50		55,750	0.0	[12]
Caesars Entertainment Operating Co., Inc., Sr Sec’d Nt, 8.500%, 02/15/20	330		311,025	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE (continued)
CCM Merger, Inc., Private Placement, Co Guar, 9.125%, 05/01/19[2]	$97	$101,365	0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Private Placement, Co Guar, 5.250%, 03/15/21[2]	100	96,000	0.1
Chukchansi Economic Development Authority, Private Placement, Sec’d Nt, 9.750%, 05/30/20[2,9]	336	162,954	0.1
CityCenter Holdings LLC/CityCenter Finance Corp., Sec’d Nt, PIK, 10.750%, 01/15/17	244	263,454	0.2
CKE Restaurants, Inc., Sr Sec’d Nt, 11.375%, 07/15/18	25	25,844	0.0 [12]
DineEquity, Inc., Sr Nt, Co Guar, 9.500%, 10/30/18	90	99,900	0.1
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Private Placement, Sr Sec’d Nt, 10.500%, 07/01/19[2]	225	238,500	0.2
Graton Economic Development Authority, Private Placement, Sr Sec’d, 9.625%, 09/01/19[2]	115	125,925	0.1
Isle of Capri Casinos, Inc., Co Guar, 5.875%, 03/15/21	68	64,940	0.1
Isle of Capri Casinos, Inc., Sr Nt, Co Guar, 7.750%, 03/15/19[10]	260	273,650	0.2
MGM Resorts International, Co Guar,
6.750%, 10/01/20	100	103,500	0.1
7.625%, 01/15/17	101	110,342	0.1
7.750%, 03/15/22	54	58,658	0.1
8.625%, 02/01/19	85	96,050	0.1
10.000%, 11/01/16[10]	500	586,250	0.5
Real Mex Restaurants, Inc.,
11.000%, 03/15/14[9]	91	90,931	0.1
19.000%, 03/21/16[9]	177	106,437	0.1
RHP Hotel Properties LP/RHP Finance Corp., Private Placement, Co Guar, 5.000%, 04/15/21[2]	109	105,730	0.1
Sabre, Inc., Private Placement, Sr Sec’d, 8.500%, 05/15/19[2]	110	117,150	0.1
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Private Placement, Co Guar, 5.875%, 05/15/21[2]	285	276,450	0.3

HOTELS, RESTAURANTS & LEISURE (continued)
Seneca Gaming Corp., Private Placement, 8.250%, 12/01/18[2]	$210	$223,650	0.2%
Shearer’s Foods LLC/Chip Fin Corp., Private Placement, Sr Sec’d Nt, 9.000%, 11/01/19[2]	125	132,187	0.1
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Nt, 9.375%, 06/15/15[2,10]	125	123,750	0.1
Six Flags Entertainment Corp., Private Placement, Co Guar, 5.250%, 01/15/21[2]	85	82,025	0.1
Studio City Finance Ltd., Private Placement, Co Guar, (United Kingdom), 8.500%, 12/01/20[2]	250	267,500	0.2
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Private Placement, Sr Sec’d Nt, 6.375%, 06/01/21[2]	25	24,188	0.0 [12]
Viking Cruises Ltd., Private Placement, Sr Nt, (Bermuda), 8.500%, 10/15/22[2]	152	166,440	0.2
Wok Acquisition Corp., Private Placement, Co Guar, 10.250%, 06/30/20[2]	150	165,000	0.2

		4,942,495	4.5
HOUSEHOLD DURABLES — 2.7%
BC Mountain LLC/BC Mountain Finance, Inc., Private Placement, Co Guar, 7.000%, 02/01/21[2]	139	141,780	0.1
Brookfield Residential Properties, Inc., Private Placement, Co Guar, (Canada), 6.500%, 12/15/20[2]	212	213,590	0.2
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Private Placement, Co Guar, (Canada), 6.125%, 07/01/22[2]	94	92,237	0.1
DR Horton, Inc., Co Guar, 4.375%, 09/15/22	59	56,050	0.1
K Hovnanian Enterprises, Inc., Co Guar, 11.875%, 10/15/15	130	145,600	0.1
K Hovnanian Enterprises, Inc., Private Placement, Sec’d Nt, 9.125%, 11/15/20[2]	47	51,465	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOUSEHOLD DURABLES (continued)
K Hovnanian Enterprises, Inc., Private Placement, Sr Sec’d Nt, 7.250%, 10/15/20[2]	$285	$307,087	0.3%
KB Home, Co Guar, 7.500%, 09/15/22	205	219,862	0.2
Lennar Corp., Nt, Co Guar, 12.250%, 06/01/17	200	256,500	0.2
Lennar Corp., Sr Nt, 6.950%, 06/01/18	140	151,200	0.1
Libbey Glass, Inc., Sr Sec’d Nt, 6.875%, 05/15/20	28	29,295	0.0	[12]
M/I Homes, Inc., Co Guar, 8.625%, 11/15/18	310	336,350	0.3
Meritage Homes Corp., Co Guar, 7.000%, 04/01/22	102	112,200	0.1
RSI Home Products, Inc., Private Placement, Sec’d Nt, 6.875%, 03/01/18[2]	111	113,498	0.1
Standard Pacific Corp., Sec’d Nt, 8.375%, 05/15/18	220	250,800	0.2
Standard Pacific Corp., Sr Nt, 10.750%, 09/15/16	29	34,438	0.0	[12]
Standard Pacific Corp., Sr Nt, Co Guar, 8.375%, 01/15/21	75	85,500	0.1
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Private Placement, Co Guar,
5.250%, 04/15/21[2]	124	117,800	0.1
7.750%, 04/15/20[2]	54	58,185	0.1
Toll Brothers Finance Corp., Co Guar,
4.375%, 04/15/23	40	37,200	0.1
5.875%, 02/15/22	118	123,310	0.1

		2,933,947	2.7
INTERNET & CATALOG RETAIL — 0.5%
Netflix, Inc., Private Placement, Sr Unsec’d, 5.375%, 02/01/21[2]	143	142,285	0.1
Sitel LLC/Sitel Finance Corp., Private Placement, Sr Sec’d, 11.000%, 08/01/17[2]	158	168,270	0.2
Sitel LLC/Sitel Finance Corp., Sr Unsec’d Nt, 11.500%, 04/01/18	350	260,750	0.2

		571,305	0.5
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Icon Health & Fitness, Private Placement, 11.875%, 10/15/16[2]	225	184,500	0.2

MEDIA — 10.0%
Adelphia Communications Corp., Pfd, 6.000%, 02/15/06[1,4]	$125	$—	0.0%
Adelphia Communications Corp., Sr Nt,
8.125%, 07/15/03[1,4]	750	5,625	0.0	[12]
9.375%, 11/15/09[1,4]	560	4,200	0.0	[12]
Cablevision Systems Corp., 8.000%, 04/15/20[10]	620	675,800	0.6
Cablevision Systems Corp., Sr Unsec’d Nt, 5.875%, 09/15/22	35	33,862	0.0	[12]
CCO Holdings LLC/CCO Holdings Capital Corp., Co Guar,
5.125%, 02/15/23	18	16,875	0.0	[12]
5.750%, 01/15/24	90	86,850	0.1
6.500%, 04/30/21	232	241,860	0.2
8.125%, 04/30/20	650	710,125	0.7
CCO Holdings LLC/CCO Holdings Capital Corp., Private Placement, Co Guar, 5.250%, 03/15/21[2]	208	204,880	0.2
Cequel Communications Holdings I LLC/Cequel Capital Corp., Private Placement, Sr Unsec’d Nt,
5.125%, 12/15/21[2]	65	61,100	0.0	[12]
6.375%, 09/15/20[2]	100	101,750	0.1
Cinemark USA, Inc., Co Guar, 5.125%, 12/15/22	75	72,375	0.1
Clear Channel Communications, Inc., Private Placement, Sr Sec’d, 11.250%, 03/01/21[2]	65	67,762	0.1
Clear Channel Communications, Inc., Sr Sec’d Nt, 9.000%, 03/01/21	275	261,250	0.2
Clear Channel Worldwide Holdings, Inc., Co Guar,
7.625%, 03/15/20	754	780,390	0.7
7.625%, 03/15/20	25	25,750	0.0	[12]
Clear Channel Worldwide Holdings, Inc., Private Placement, Co Guar,
6.500%, 11/15/22[2]	135	138,375	0.1
6.500%, 11/15/22[2]	540	556,200	0.5
Cogeco Cable, Inc., Private Placement, Co Guar, (Canada), 4.875%, 05/01/20[2]	50	48,625	0.0	[12]
DISH DBS Corp., Co Guar,
4.625%, 07/15/17	17	17,085	0.0	[12]
5.000%, 03/15/23	217	208,862	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA (continued)
5.875%, 07/15/22	$28	$28,420	0.0%[12]
DISH DBS Corp., Sr Nt, Co Guar,
6.750%, 06/01/21[10]	465	494,062	0.4
7.875%, 09/01/19	60	67,200	0.1
Gray Television, Inc., Sr Nt, Co Guar, 7.500%, 10/01/20	160	163,200	0.1
Harron Communications LP/Harron Finance Corp., Private Placement, Sr Nt, 9.125%, 04/01/20[2]	210	226,800	0.2
Intelsat Jackson Holdings S.A., Nt, Co Guar, (Luxembourg), 7.250%, 04/01/19	200	209,250	0.2
Intelsat Jackson Holdings S.A., Private Placement, Co Guar, (Luxembourg),
5.500%, 08/01/23[2]	260	244,400	0.2
6.625%, 12/15/22[2]	85	82,450	0.1
Intelsat Jackson Holdings S.A., Sr Nt, Co Guar, (Luxembourg), 7.250%, 10/15/20	375	393,750	0.4
Intelsat Luxembourg S.A., Private Placement, Sr Nt, Co Guar, (Luxembourg), 8.125%, 06/01/23[2]	403	416,098	0.4
Intelsat Luxembourg S.A., Private Placement, Sr Unsec’d Nt, (Luxembourg), 7.750%, 06/01/21[2]	485	489,850	0.4
Liberty Interactive LLC, Sr Unsec’d, 8.250%, 02/01/30	160	171,200	0.2
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Private Placement, Sr Sec’d Nt, 9.750%, 04/01/21[2]	83	84,868	0.1
Media General, Inc., 11.750%, 02/15/17	130	143,650	0.1
Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	295	317,125	0.3
Mood Media Corp., Private Placement, Sr Unsec’d Nt, (Canada), 9.250%, 10/15/20[2]	115	105,225	0.1
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17[10]	400	428,000	0.4
Quebecor Media, Inc., Sr Unsec’d Nt, (Canada), 5.750%, 01/15/23	130	126,750	0.1

MEDIA (continued)
Radio One, Inc., Sr Sub Nt, Co Guar, PIK, 12.500%, 05/24/16	$92	$92,331	0.1%
Regal Entertainment Group, Co Guar, 9.125%, 08/15/18	88	96,800	0.1
Regal Entertainment Group, Sr Unsec’d, 5.750%, 02/01/25	87	82,650	0.1
Regal Entertainment Group, Sr Unsec’d Nt, 5.750%, 06/15/23	100	96,750	0.1
Sinclair Television Group, Inc., Co Guar, 5.375%, 04/01/21	78	74,880	0.1
Sinclair Television Group, Inc., Sr Unsec’d Nt, 6.125%, 10/01/22	285	285,000	0.3
Sirius XM Radio, Inc., Private Placement, Co Guar, 5.250%, 08/15/22[2]	90	87,300	0.1
Sirius XM Radio, Inc., Private Placement, Sr Unsec’d Nt,
4.250%, 05/15/20[2]	35	32,900	0.0	[12]
4.625%, 05/15/23[2]	60	55,500	0.1
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Private Placement, Sr Sec’d Nt, (Germany), 5.500%, 01/15/23[2]	200	189,000	0.2
Univision Communications, Inc., Private Placement, Co Guar, 8.500%, 05/15/21[2]	315	334,688	0.3
Univision Communications, Inc., Private Placement, Sr Sec’d Nt,
5.125%, 05/15/23[2]	100	94,500	0.1
6.750%, 09/15/22[2,10]	490	514,500	0.5
7.875%, 11/01/20[2]	220	238,150	0.2
Valassis Communications, Inc., Sr Nt, Co Guar, 6.625%, 02/01/21	50	49,000	0.0	[12]
WMG Acquisition Corp., Private Placement, Sr Sec’d Nt, 6.000%, 01/15/21[2]	59	60,033	0.1

		10,895,881	10.0
MULTILINE RETAIL — 0.2%
Bon-Ton Department Stores, Inc. (The), Private Placement, Sec’d Nt, 8.000%, 06/15/21[2]	96	97,560	0.1
Sears Holdings Corp., Sr Sec’d Nt, 6.625%, 10/15/18	125	117,813	0.1

		215,373	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

SPECIALTY RETAIL — 3.2%
Claire’s Stores, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 03/15/19[2,10]	$659	$724,900	0.7%
Claire’s Stores, Inc., Private Placement, Sr Unsec’d Nt, 7.750%, 06/01/20[2]	89	86,107	0.1
Claire’s Stores, Inc., Sec’d Nt, 8.875%, 03/15/19[10]	907	952,350	0.9
Gymboree Corp. (The), Co Guar, 9.125%, 12/01/18	300	282,000	0.2
Hot Topic, Inc., Private Placement, Sr Sec’d Nt, 9.250%, 06/15/21[2]	100	101,250	0.1
Neebo, Inc., Private Placement, 15.000%, 06/30/16[2]	173	180,513	0.2
Neebo, Inc., Sec’d Nt, 15.000%, 06/30/16	17	18,056	0.0	[12]
Needle Merger Sub Corp., Private Placement, Sr Nt, 8.125%, 03/15/19[2]	200	204,000	0.2
New Look Bondco I plc, Private Placement, Sr Sec’d Nt, (United Kingdom), 8.375%, 05/14/18[2]	229	222,130	0.2
Party City Holdings, Inc., Private Placement, Sr Nt, 8.875%, 08/01/20[2]	179	191,977	0.2
Penske Automotive Group, Inc., Co Guar, 5.750%, 10/01/22	86	87,720	0.1
Radio Systems Corp., Private Placement, Sec’d Nt, 8.375%, 11/01/19[2]	110	117,150	0.1
Serta Simmons Holdings LLC, Private Placement, Sr Nt, 8.125%, 10/01/20[2]	45	45,788	0.0	[12]
Toys R Us - Delaware, Inc., Private Placement, Sr Sec’d, 7.375%, 09/01/16[2]	250	249,375	0.2

		3,463,316	3.2
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Quiksilver, Inc., 6.875%, 04/15/15[10]	748	733,040	0.7

Total Consumer Discretionary		28,091,986	25.7

CONSUMER STAPLES — 5.1%
BEVERAGES — 0.2%
Constellation Brands, Inc., Co Guar,
3.750%, 05/01/21	75	70,219	0.1
4.250%, 05/01/23	150	141,562	0.1

		211,781	0.2

FOOD & STAPLES RETAILING — 1.6%
Ingles Markets, Inc., Private Placement, Sr Unsec’d Nt, 5.750%, 06/15/23[2]	$160	$158,000	0.2%
New Albertsons, Inc., Sr Unsec’d, 7.450%, 08/01/29	67	52,595	0.1
New Albertsons, Inc., Unsec’d Nt, 8.000%, 05/01/31[10]	457	363,315	0.3
Rite Aid Corp., Co Guar, 9.250%, 03/15/20	150	165,562	0.2
Rite Aid Corp., Private Placement, Co Guar, 6.750%, 06/15/21[2]	160	157,200	0.1
SUPERVALU, Inc., Sr Unsec’d Nt, 8.000%, 05/01/16[10]	355	382,069	0.4
Tops Holding Corp./Tops Markets LLC, Private Placement, Sr Sec’d Nt, 8.875%, 12/15/17[2]	240	259,800	0.2
Tops Holding II Corp., Private Placement, Sr Unsec’d Nt, PIK, 9.500%, 06/15/18[2]	160	157,200	0.1

		1,695,741	1.6
FOOD PRODUCTS — 1.4%
ARAMARK Corp., Private Placement, Co Guar, 5.750%, 03/15/20[2]	90	92,025	0.1
Bumble Bee Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 12/15/17[2]	146	155,125	0.1
Dean Foods Co., Co Guar, 7.000%, 06/01/16	110	119,625	0.1
Dean Foods Co., Sr Nt, Co Guar, 9.750%, 12/15/18	45	50,850	0.1
Eurofresh, Inc., PIK, 15.000%, 11/18/16[1,4,9,16]	566	—	0.0
Hawk Acquisition Sub, Inc., Private Placement, Sr Sec’d Nt, 4.250%, 10/15/20[2]	375	358,594	0.3
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Sr Unsec’d Nt,
7.250%, 06/01/21[2]	145	145,000	0.1
8.250%, 02/01/20[2]	78	81,705	0.1
Pilgrim’s Pride Corp., Co Guar, 7.875%, 12/15/18	230	244,950	0.2
Smithfield Foods, Inc., Sr Unsec’d Nt, 7.750%, 07/01/17	130	143,325	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

FOOD PRODUCTS (continued)
Wells Enterprises, Inc., Private Placement, Sr Sec’d, 6.750%, 02/01/20[2]	$158	$165,505	0.2%

		1,556,704	1.4
HOUSEHOLD PRODUCTS — 1.7%
American Achievement Corp., Private Placement, 10.875%, 04/15/16[2]	110	109,725	0.1
Armored Autogroup, Inc., Co Guar, 9.250%, 11/01/18	26	23,855	0.0	[12]
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Co Guar,
8.250%, 02/15/21	100	99,000	0.1
8.500%, 05/15/18[10]	400	412,000	0.4
9.875%, 08/15/19	425	454,750	0.4
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr Sec’d, 5.750%, 10/15/20	460	463,450	0.4
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr Sec’d Nt, 7.875%, 08/15/19	250	272,500	0.3
Spectrum Brands Escrow Corp., Private Placement, Sr Unsec’d Nt, 6.625%, 11/15/22[2]	42	43,995	0.0	[12]

		1,879,275	1.7
PERSONAL PRODUCTS — 0.1%
Revlon Consumer Products Corp., Private Placement, Co Guar, 5.750%, 02/15/21[2]	119	116,025	0.1

TOBACCO — 0.1%
Alliance One International, Inc., Nt, 10.000%, 07/15/16	80	81,800	0.1

Total Consumer Staples		5,541,326	5.1

ENERGY — 16.0%
ENERGY EQUIPMENT & SERVICES — 3.7%
Basic Energy Services, Inc., Co Guar,
7.750%, 02/15/19	140	138,250	0.1
7.750%, 10/15/22	66	65,175	0.1
Bluewater Holding BV, Private Placement, Nt, (Netherlands), Reg. S., VAR, 3.278%, 07/17/14[2]	400	391,000	0.3
Exterran Partners LP/EXLP Finance Corp., Private Placement, Co Guar, 6.000%, 04/01/21[2]	70	68,950	0.1

ENERGY EQUIPMENT & SERVICES (continued)
Helix Energy Solutions Group, Inc., Private Placement, 9.500%, 01/15/16[2,10]	$72	$73,944	0.1%
Hercules Offshore, Inc., Private Placement, Sr Unsec’d Nt, 8.750%, 07/15/21[2]	75	75,000	0.1
Hiland Partners LP/Hiland Partners Finance Corp., Private Placement, Co Guar, 7.250%, 10/01/20[2]	92	94,760	0.1
Key Energy Services, Inc., Nt, 6.750%, 03/01/21	255	244,800	0.2
Ocean Rig UDW, Inc., Private Placement, Sr Unsec’d Nt, 9.500%, 04/27/16[2]	100	103,750	0.1
Oil States International, Inc., Co Guar, 6.500%, 06/01/19[10]	360	372,600	0.3
Oil States International, Inc., Private Placement, Co Guar, 5.125%, 01/15/23[2]	68	71,230	0.1
Petroleum Geo-Services ASA, Private Placement, Co Guar, (Norway), 7.375%, 12/15/18[2]	400	435,000	0.4
PHI, Inc., 8.625%, 10/15/18	310	328,600	0.3
Pioneer Energy Services Corp., 9.875%, 03/15/18	255	273,487	0.2
Sea Trucks Group, Private Placement, Sr Sec’d Nt, (Nigeria), 9.000%, 03/26/18[2]	200	193,500	0.2
Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	300	310,500	0.3
Seadrill Ltd., Private Placement, Sr Unsec’d Nt, (Bermuda), 5.625%, 09/15/17[2]	200	197,000	0.2
Shelf Drilling Holdings Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 8.625%, 11/01/18[2]	125	130,000	0.1
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Private Placement, Sr Unsec’d Nt, 7.500%, 07/01/21[2]	65	65,975	0.0	[12]
Trinidad Drilling Ltd., Private Placement, Sr Unsec’d Nt, (Canada), 7.875%, 01/15/19[2]	130	136,500	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ENERGY EQUIPMENT & SERVICES (continued)
Unit Corp., Co Guar, 6.625%, 05/15/21	$313	$319,260	0.3%

		4,089,281	3.7
OIL, GAS & CONSUMABLE FUELS — 12.3%
Alpha Natural Resources, Inc., Co Guar,
6.000%, 06/01/19	178	144,180	0.1
6.250%, 06/01/21	165	131,175	0.1
9.750%, 04/15/18	60	57,825	0.1
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Co Guar, 9.625%, 10/15/18[10]	293	303,987	0.3
Antero Resources Finance Corp., Co Guar, 6.000%, 12/01/20	115	113,275	0.1
Antero Resources Finance Corp., Nt, 9.375%, 12/01/17	102	108,120	0.1
Arch Coal, Inc., Co Guar, 7.000%, 06/15/19	125	104,062	0.1
Arch Coal, Inc., Private Placement, Co Guar, 9.875%, 06/15/19[2]	60	57,000	0.0	[12]
Bill Barrett Corp., 9.875%, 07/15/16	85	89,420	0.1
Bill Barrett Corp., Co Guar, 7.000%, 10/15/22	65	65,000	0.1
Bill Barrett Corp., Sr Nt, Co Guar, 7.625%, 10/01/19[10]	505	522,675	0.5
Bonanza Creek Energy, Inc., Private Placement, Co Guar, 6.750%, 04/15/21[2]	180	181,350	0.2
Calumet Specialty Products Partners LP/Calumet Finance Corp., Co Guar, 9.375%, 05/01/19	33	35,310	0.0	[12]
Calumet Specialty Products Partners LP/Calumet Finance Corp., Private Placement, Sr Nt, 9.625%, 08/01/20[2]	150	163,125	0.1
Chesapeake Energy Corp., Co Guar,
3.250%, 03/15/16	57	56,715	0.1
5.375%, 06/15/21	140	139,300	0.1
5.750%, 03/15/23	140	141,750	0.1
6.125%, 02/15/21	188	197,400	0.2
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., Private Placement, Sr Nt, Co Guar, 6.625%, 11/15/19[2]	200	198,000	0.2

OIL, GAS & CONSUMABLE FUELS (continued)
Cimarex Energy Co., Co Guar, 5.875%, 05/01/22	$72	$74,520	0.1%
Citgo Petroleum Corp., Private Placement, Sr Nt, 11.500%, 07/01/17[2]	300	333,000	0.3
Comstock Resources, Inc., 7.750%, 04/01/19	75	76,500	0.1
Comstock Resources, Inc., Sr Nt, 8.375%, 10/15/17[10]	261	271,440	0.2
Comstock Resources, Inc., Sr Nt, Co Guar, 9.500%, 06/15/20	224	241,920	0.2
Concho Resources, Inc., Co Guar,
5.500%, 04/01/23	90	88,650	0.1
6.500%, 01/15/22	230	243,225	0.2
Consol Energy, Inc., 8.250%, 04/01/20	145	151,887	0.1
Continental Resources, Inc.,
5.000%, 09/15/22	260	264,550	0.2
7.125%, 04/01/21	60	66,000	0.1
CVR Refining LLC/Coffeyville Finance, Inc., Private Placement, Sec’d Nt, 6.500%, 11/01/22[2]	221	216,580	0.2
EP Energy LLC/EP Energy Finance, Inc., Sr Unsec’d Nt, 9.375%, 05/01/20	553	624,890	0.6
EP Energy LLC/Everest Acquisition Finance, Inc., Co Guar, 7.750%, 09/01/22	142	151,940	0.1
EP Energy LLC/Everest Acquisition Finance, Inc., Sr Sec’d Nt, 6.875%, 05/01/19	97	103,790	0.1
EPE Holdings LLC/EP Energy Bond Co., Inc., Private Placement, Sr Unsec’d Nt, PIK, 8.875%, 12/15/17[2]	104	106,375	0.1
Forest Oil Corp., Nt, 7.250%, 06/15/19	529	497,260	0.4
Hilcorp Energy I LP/Hilcorp Finance Co., Private Placement, 7.625%, 04/15/21[2]	75	79,500	0.1
Kodiak Oil & Gas Corp., Private Placement, Co Guar, (Canada), 5.500%, 01/15/21[2]	90	87,750	0.1
Laredo Petroleum, Inc., Co Guar, 7.375%, 05/01/22	195	204,750	0.2
MEG Energy Corp., Private Placement, Co Guar, (Canada), 6.500%, 03/15/21[2]	85	84,256	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
Midstates Petroleum Co., Inc./Midstates Petroleum Co LLC, Private Placement, Co Guar, 10.750%, 10/01/20[2]	$49	$49,245	0.0	% [12]
Newfield Exploration Co., Sr Sec’d, 5.625%, 07/01/24	105	101,850	0.1
PBF Holding Co. LLC/PBF Finance Corp., Sr Sec’d Nt, 8.250%, 02/15/20	185	193,788	0.2
Peabody Energy Corp., Co Guar,
6.000%, 11/15/18	115	115,288	0.1
6.250%, 11/15/21	300	289,500	0.3
Plains Exploration & Production Co., Co Guar,
6.500%, 11/15/20	206	218,402	0.2
6.750%, 02/01/22	29	30,734	0.0	[12]
6.875%, 02/15/23	396	423,681	0.4
QEP Resources, Inc., 6.875%, 03/01/21	140	150,850	0.1
QEP Resources, Inc., Sr Unsec’d Nt,
5.250%, 05/01/23	102	99,450	0.1
5.375%, 10/01/22	305	301,950	0.3
Rosetta Resources, Inc., Co Guar, 5.625%, 05/01/21	59	57,599	0.0	[12]
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., Co Guar, 9.750%, 02/15/17	360	367,200	0.3
Samson Investment Co., Private Placement, Sr Unsec’d Nt, 10.000%, 02/15/20[2,10]	595	626,981	0.6
SandRidge Energy, Inc., Co Guar, 7.500%, 03/15/21	80	76,400	0.1
SemGroup LP, Private Placement, Sr Unsec’d Nt, 7.500%, 06/15/21[2]	109	110,090	0.1
SM Energy Co., Private Placement, Sr Unsec’d Nt, 5.000%, 01/15/24[2]	160	152,800	0.1
SM Energy Co., Sr Unsec’d Nt,
6.500%, 11/15/21[10]	400	420,000	0.4
6.625%, 02/15/19	130	136,175	0.1
SM Energy Co., Sr Unsec’d Nt, 6.500%, 01/01/23	115	120,750	0.1
Stone Energy Corp., Co Guar, 7.500%, 11/15/22	126	130,410	0.1
Swift Energy Co., 8.875%, 01/15/20	60	62,175	0.1

OIL, GAS & CONSUMABLE FUELS (continued)
Swift Energy Co., Co Guar, 7.875%, 03/01/22	$189	$188,055	0.2%
Swift Energy Co., Sr Nt, 7.125%, 06/01/17[10]	510	499,800	0.5
Talos Production LLC/Talos Production Finance, Inc., Private Placement, Sr Unsec’d, 9.750%, 02/15/18[2]	193	183,350	0.2
Vanguard Natural Resources LLC/VNR Finance Corp., Sr Unsec’d Nt, 7.875%, 04/01/20	220	225,500	0.2
W&T Offshore, Inc., Nt, Co Guar, 8.500%, 06/15/19	460	474,950	0.4
Western Refining, Inc., Private Placement, Co Guar, 6.250%, 04/01/21[2]	71	69,403	0.1
WPX Energy, Inc., Sr Unsec’d, 5.250%, 01/15/17	185	189,625	0.2
WPX Energy, Inc., Sr Unsec’d, 6.000%, 01/15/22	580	585,800	0.5

		13,430,253	12.3
Total Energy		17,519,534	16.0

FINANCIALS — 14.4%
CAPITAL MARKETS — 0.3%
E*TRADE Financial Corp., Sr Unsec’d Nt,
6.000%, 11/15/17	40	40,400	0.0	[12]
6.375%, 11/15/19	90	91,350	0.1
Oppenheimer Holdings, Inc., Sr Sec’d Nt, 8.750%, 04/15/18	135	142,088	0.1
Patriot Merger Corp., Private Placement, Sr Unsec’d Nt, 9.000%, 07/15/21[2]	81	79,177	0.1

		353,015	0.3
COMMERCIAL BANKS — 3.1%
Barclays Bank plc, Private Placement, Sub Nt, (United Kingdom), 10.179%, 06/12/21[2]	240	304,366	0.3
CIT Group, Inc., Private Placement, Sr Unsec’d Nt, 6.625%, 04/01/18[2]	255	275,400	0.2
CIT Group, Inc., Sr Unsec’d, 5.000%, 05/15/17	116	118,465	0.1
CIT Group, Inc., Sr Unsec’d Nt,
4.250%, 08/15/17[10]	408	410,040	0.4
5.000%, 08/15/22	327	324,548	0.3
5.250%, 03/15/18	85	87,337	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL BANKS (continued)
Regions Bank, Sub Nt, 6.450%, 06/26/37	$250	$262,500	0.2%
Royal Bank of Scotland Group plc, Sub Nt, (United Kingdom),
6.100%, 06/10/23	400	379,485	0.4
6.125%, 12/15/22	168	159,864	0.1
Royal Bank of Scotland plc (The), Sub Nt, (United Kingdom), Reg. S., VAR, 9.500%, 03/16/22	275	303,930	0.3
Wachovia Capital Trust III, VAR, 5.570%, 08/01/13[10,14]	570	559,312	0.5
Wells Fargo & Co., Jr Sub Nt, VAR, 7.980%, 03/15/18[14]	175	197,750	0.2

		3,382,997	3.1
CONSUMER FINANCE — 3.3%
Ally Financial, Inc., 8.000%, 11/01/31	622	747,955	0.7
Ally Financial, Inc., Co Guar,
6.250%, 12/01/17[10]	505	540,234	0.5
8.000%, 03/15/20	755	876,744	0.8
Community Choice Financial, Inc., Sr Sec’d Nt, 10.750%, 05/01/19	125	119,687	0.1
ILFC E-Capital Trust I, Private Placement, VAR, 4.960%, 12/21/65[2]	950	807,500	0.8
ILFC E-Capital Trust II, Private Placement, VAR, 6.250%, 12/21/65[2]	520	473,200	0.4

		3,565,320	3.3
DIVERSIFIED FINANCIAL SERVICES — 3.7%
ACE Cash Express, Inc., Private Placement, 11.000%, 02/01/19[2]	505	484,800	0.4
Alphabet Holding Co., Inc., Sr Unsec’d Nt, PIK, 8.500%, 11/01/17	27	27,675	0.0	[12]
Ausdrill Finance Pty Ltd., Private Placement, Co Guar, (Australia), 6.875%, 11/01/19[2]	200	191,000	0.2
Bank of America Corp.,
VAR, 8.000%, 01/30/18[14]	285	317,419	0.3
VAR, 8.125%, 05/15/18[14]	665	748,125	0.7
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., Private Placement, Co Guar, 7.750%, 02/15/18[2]	80	80,400	0.1

DIVERSIFIED FINANCIAL SERVICES (continued)
Capmark Financial Group, Inc., Escrow,
0.000%, 05/10/10[1,4]	$175	$2,319	0.0	% [12]
0.000%, 05/10/10[1,4]	2,285	30,274	0.0	[12]
Citigroup, Inc., Jr Sub Nt, VAR, 5.950%, 01/30/23[14]	210	208,971	0.2
CNG Holdings, Inc., Private Placement, Sr Sec’d, 9.375%, 05/15/20[2]	504	483,840	0.4
General Motors Financial Co., Inc., Private Placement, 2.750%, 05/15/16[2]	48	47,220	0.0	[12]
General Motors Financial Co., Inc., Private Placement, Sr Unsec’d Nt,
3.250%, 05/15/18[2]	22	21,395	0.0	[12]
4.250%, 05/15/23[2]	38	35,387	0.1
Harland Clarke Holdings Corp., VAR,
6.000%, 05/15/15[10]	447	429,120	0.4
9.500%, 05/15/15	33	32,670	0.0	[12]
Harland Clarke Holdings Corp., Private Placement, Sr Sec’d, 9.750%, 08/01/18[2]	145	150,800	0.1
Igloo Holdings Corp., Private Placement, Sr Unsec’d Nt, PIK, 9.000%, 12/15/17[2]	99	99,742	0.1
Nationstar Mortgage LLC/Nationstar Capital Corp., Co Guar,
6.500%, 07/01/21	28	26,880	0.0	[12]
6.500%, 06/01/22	95	92,625	0.1
7.875%, 10/01/20	111	117,660	0.1
9.625%, 05/01/19	54	60,480	0.1
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Private Placement, Sr Sec’d, 9.500%, 06/15/19[2]	46	49,680	0.1
ROC Finance LLC/ROC Finance 1 Corp., Private Placement, Sec’d Nt, 12.125%, 09/01/18[2]	95	108,063	0.1
Speedy Cash Intermediate Holdings Corp., Private Placement, Sr Sec’d Nt, 10.750%, 05/15/18[2]	105	109,725	0.1
SquareTwo Financial Corp., Sr Sec’d Nt, 11.625%, 04/01/17	97	99,425	0.1

		4,055,695	3.7

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INSURANCE — 3.2%
American International Group, Inc., VAR, 8.175%, 05/15/58	$530	$646,600	0.6%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, Private Placement, Sr Unsec’d Nt, 7.875%, 12/15/20[2]	65	65,325	0.1
Catlin Insurance Co., Ltd., Private Placement, Jr Sub Nt, (Bermuda), VAR, 7.249%, 01/19/17[2,14]	300	306,750	0.3
Fidelity & Guaranty Life Holdings, Inc., Private Placement, Sr Unsec’d, 6.375%, 04/01/21[2]	79	76,630	0.1
Hartford Financial Services Group, Inc., Sub Nt, VAR, 8.125%, 06/15/38	100	110,250	0.1
HUB International Ltd., Private Placement, Co Guar, 8.125%, 10/15/18[2]	254	264,160	0.2
Liberty Mutual Group, Inc., Private Placement, VAR, 10.750%, 06/15/58[2]	765	1,166,625	1.1
Liberty Mutual Group, Inc., Private Placement, Sr Nt, Co Guar, 6.500%, 05/01/42[2]	53	56,706	0.0	[12]
Liberty Mutual Group, Inc., Private Placement, Sub Nt, Co Guar, 7.800%, 03/15/37[2]	250	293,125	0.3
Onex USI Acquisition Corp., Private Placement, Sr Unsec’d Nt, 7.750%, 01/15/21[2]	343	337,855	0.3
Prudential Financial, Inc., Jr Sub Nt, VAR, 5.625%, 06/15/43	142	139,160	0.1

		3,463,186	3.2
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
CNL Lifestyle Properties, Inc., Sr Nt, Co Guar, 7.250%, 04/15/19	171	170,572	0.2
Corrections Corp. of America, Private Placement, Sr Nt, 4.125%, 04/01/20[2]	53	51,543	0.0 [12]
Felcor Lodging LP, Sr Sec’d, 6.750%, 06/01/19	100	104,500	0.1

		326,615	0.3
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CB Richard Ellis Services, Inc., 6.625%, 10/15/20	150	158,250	0.1

REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
Kennedy-Wilson, Inc., Sr Nt, Co Guar, 8.750%, 04/01/19	$160	$172,000	0.2%
Mattamy Group Corp., Private Placement, Sr Unsec’d Nt, (Canada), 6.500%, 11/15/20[2]	119	116,620	0.1

		446,870	0.4
THRIFTS & MORTGAGE FINANCE — 0.1%
Provident Funding Associates LP/PFG Finance Corp., Private Placement, Co Guar, 6.750%, 06/15/21[2]	145	144,638	0.1

Total Financials		15,738,336	14.4

HEALTH CARE — 9.8%
BIOTECHNOLOGY — 0.1%
Grifols, Inc., Sr Nt, Co Guar, 8.250%, 02/01/18	100	107,500	0.1

HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Alere, Inc., Private Placement, Co Guar, 6.500%, 06/15/20[2]	83	80,510	0.1
Biomet, Inc., Co Guar,
6.500%, 08/01/20	200	206,125	0.2
6.500%, 10/01/20	225	224,438	0.2
ConvaTec Healthcare E S.A., Private Placement, Co Guar, (Luxembourg), 10.500%, 12/15/18[2]	256	279,680	0.2
Hologic, Inc., Sr Nt, Co Guar, 6.250%, 08/01/20	70	72,581	0.1

		863,334	0.8
HEALTH CARE PROVIDERS & SERVICES — 7.4%
Acadia Healthcare Co., Inc., Private Placement, Co Guar, 6.125%, 03/15/21[2]	108	108,000	0.1
Amsurg Corp., Co Guar, 5.625%, 11/30/20	65	65,000	0.1
Capella Healthcare, Inc., Co Guar, 9.250%, 07/01/17	51	54,060	0.1
CHS/Community Health Systems, Inc., 7.125%, 07/15/20	203	209,090	0.2
CHS/Community Health Systems, Inc., Co Guar, 8.000%, 11/15/19	310	329,762	0.3
CHS/Community Health Systems, Inc., Sr Sec’d Nt, 5.125%, 08/15/18	45	45,675	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE PROVIDERS & SERVICES (continued)
DaVita HealthCare Partners, Inc., Co Guar, 6.625%, 11/01/20	$140	$148,400	0.1%
Fresenius Medical Care U.S. Finance II, Inc., Private Placement, Co Guar,
5.625%, 07/31/19[2]	67	69,680	0.0	[12]
5.750%, 02/15/21[2]	90	94,500	0.1
5.875%, 01/31/22[2]	196	206,290	0.2
HCA Holdings, Inc., Sr Unsec’d Nt, 6.250%, 02/15/21	350	357,000	0.3
HCA, Inc., Co Guar,
5.875%, 05/01/23	150	150,375	0.1
7.500%, 02/15/22[10]	945	1,046,587	1.0
HCA, Inc., Sr Sec’d Nt, 5.875%, 03/15/22[10]	500	513,125	0.5
HCA, Inc., Sr Sec’d Nt, 4.750%, 05/01/23	215	205,862	0.2
HCA, Inc., Sr Unsec’d Nt, 8.000%, 10/01/18	180	206,775	0.2
Health Management Associates, Inc., Co Guar, 7.375%, 01/15/20	385	422,056	0.4
IASIS Healthcare LLC/IASIS Capital Corp., Co Guar, 8.375%, 05/15/19	112	113,050	0.1
inVentiv Health, Inc., Private Placement, Co Guar, 10.000%, 08/15/18[2]	38	31,540	0.0	[12]
inVentiv Health, Inc., Private Placement, Sr Nt, 10.750%, 08/15/18[2]	584	484,720	0.4
inVentiv Health, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 01/15/18[2]	140	146,300	0.1
Multiplan, Inc., Private Placement, Nt, 9.875%, 09/01/18[2,10]	700	761,250	0.7
National Mentor Holdings, Inc., Private Placement, Nt, Co Guar, 12.500%, 02/15/18[2]	725	775,750	0.7
OnCure Holdings, Inc., 11.750%, 05/15/17[1,4]	139	61,160	0.1
Tenet Healthcare Corp., 4.750%, 06/01/20	75	72,281	0.1
Tenet Healthcare Corp., Private Placement, Sr Sec’d, 4.500%, 04/01/21[2]	75	69,938	0.1
Tenet Healthcare Corp., Sr Sec’d, 6.250%, 11/01/18	105	110,513	0.1
Tenet Healthcare Corp., Sr Unsec’d Nt, 8.000%, 08/01/20	138	142,658	0.1

HEALTH CARE PROVIDERS & SERVICES (continued)
United Surgical Partners International, Inc., Co Guar, 9.000%, 04/01/20	$175	$189,000	0.2%
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc, Co Guar,
7.750%, 02/01/19	657	696,420	0.6
8.000%, 02/01/18	157	166,420	0.2

		8,053,237	7.4
PHARMACEUTICALS — 1.5%
Celtic Pharma Phinco B.V., (Bermuda), PIK, 17.000%, 06/15/12[9,16]	2,805	84,147	0.1
Endo Health Solutions, Inc., Co Guar, 7.000%, 12/15/20	75	75,281	0.1
Endo Pharmaceuticals Holdings, Inc., Co Guar,
7.000%, 07/15/19	75	75,750	0.0	[12]
7.250%, 01/15/22	83	83,623	0.1
Sky Growth Acquisition Corp., Private Placement, Co Guar, 7.375%, 10/15/20[2]	60	61,500	0.0	[12]
Valeant Pharmaceuticals International, Private Placement, Sr Nt, 6.375%, 10/15/20[2]	575	568,531	0.5
VPII Escrow Corp., Private Placement, Sr Unsec’d Nt, (Canada),
6.750%, 08/15/18[2]	354	362,850	0.3
7.500%, 07/15/21[2]	358	370,530	0.4

		1,682,212	1.5
Total Health Care		10,706,283	9.8

INDUSTRIALS — 13.6%
AEROSPACE & DEFENSE — 0.5%
BE Aerospace, Inc., Sr Unsec’d Nt, 5.250%, 04/01/22	200	199,000	0.2
Bombardier, Inc., Private Placement, Sr Nt, (Canada), 6.125%, 01/15/23[2]	170	168,725	0.1
GenCorp, Inc., Private Placement, Sec’d Nt, 7.125%, 03/15/21[2]	65	67,275	0.1
Triumph Group, Inc., 8.625%, 07/15/18	80	86,400	0.1

		521,400	0.5
AIRLINES — 2.2%
Continental Airlines 2005-ERJ1 Pass Through Trust, 9.798%, 04/01/21[10]	1,005	1,160,305	1.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

AIRLINES (continued)
Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 04/11/20	$750	$770,625	0.7%
U.S. Airways 2013-1 Class A Pass Through Trust, 3.950%, 11/15/25	60	57,750	0.1
U.S. Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21	155	153,450	0.1
UAL 2007-1 Pass Through Trust,
VAR, 2.758%, 07/02/14	87	86,981	0.1
7.336%, 07/02/19	75	77,158	0.0	[12]
UAL 2009-2B Pass Through Trust, Private Placement, 12.000%, 01/15/16[2]	118	132,172	0.1

		2,438,441	2.2
BUILDING PRODUCTS — 0.8%
Griffon Corp., Co Guar, 7.125%, 04/01/18	150	157,125	0.2
Masco Corp., Sr Unsec’d,
5.950%, 03/15/22	43	45,150	0.1
7.125%, 03/15/20	10	11,150	0.0	[12]
Masonite International Corp., Private Placement, Co Guar, (Canada), 8.250%, 04/15/21[2]	290	312,475	0.3
Nortek, Inc., Co Guar, 8.500%, 04/15/21	134	143,380	0.1
Roofing Supply Group LLC/Roofing Supply Finance, Inc., Private Placement, Co Guar, 10.000%, 06/01/20[2]	145	156,963	0.1

		826,243	0.8
COMMERCIAL SERVICES & SUPPLIES — 2.3%
ACCO Brands Corp., Co Guar, 6.750%, 04/30/20	60	60,375	0.1
Casella Waste Systems, Inc., Sr Sub Nt, Co Guar, 7.750%, 02/15/19	250	237,500	0.2
Catalent Pharma Solutions, Inc., Private Placement, Co Guar, 7.875%, 10/15/18[2]	147	148,102	0.1
Cenveo Corp., Nt, 8.875%, 02/01/18	275	265,375	0.3
Clean Harbors, Inc., Co Guar, 5.125%, 06/01/21	150	151,125	0.1
Deluxe Corp., Sr Nt, Co Guar, 7.000%, 03/15/19	256	270,080	0.3
Envision Healthcare Corp., Co Guar, 8.125%, 06/01/19	140	148,750	0.1

COMMERCIAL SERVICES & SUPPLIES (continued)
Garda World Security Corp., Private Placement, (Canada), 9.750%, 03/15/17[2]	$375	$396,563	0.4%
Garda World Security Corp., Private Placement, Sr Unsec’d Nt, (Canada), 9.750%, 03/15/17[2]	142	150,165	0.1
Iron Mountain, Inc., Co Guar, 7.750%, 10/01/19	100	107,500	0.1
Iron Mountain, Inc., Sr Sub Nt, 5.750%, 08/15/24	50	46,875	0.0	[12]
Jaguar Holding Co. I, Private Placement, Sr Unsec’d Nt, PIK, 10.125%, 10/15/17[2]	50	52,250	0.1
Mobile Mini, Inc., Sr Nt, Co Guar, 7.875%, 12/01/20	200	215,000	0.2
Quebecor World Capital Escrow Corp., (Canada),
6.125%, 11/15/13[1,4,9]	1,415	14,150	0.0	[12]
6.500%, 08/01/27[1,4,9]	810	8,100	0.0	[12]
9.750%, 01/15/15[1,4,9]	585	5,850	0.0	[12]
R.R. Donnelley & Sons Co., Sr Nt, 8.250%, 03/15/19	40	42,000	0.0	[12]
R.R. Donnelley & Sons Co., Sr Unsec’d, 7.250%, 05/15/18	120	124,200	0.1
Safeway Group Holding LLC/Safway Finance Corp., Private Placement, Sec’d Nt, 7.000%, 05/15/18[2]	89	87,220	0.1

		2,531,180	2.3
CONSTRUCTION & ENGINEERING — 0.7%
Dycom Investments, Inc., Co Guar, 7.125%, 01/15/21	120	127,200	0.1
MasTec, Inc., Co Guar, 4.875%, 03/15/23	77	73,150	0.0	[12]
New Enterprise Stone & Lime Co., Sr Nt, Co Guar, 11.000%, 09/01/18	265	189,475	0.2
Tutor Perini Corp., Co Guar, 7.625%, 11/01/18[10]	400	416,000	0.4

		805,825	0.7
ELECTRICAL EQUIPMENT — 0.6%
Anixter, Inc., Sr Nt, Co Guar, 5.625%, 05/01/19	50	51,750	0.1
Constellation Enterprises LLC, Private Placement, 10.625%, 02/01/16[2]	275	281,875	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ELECTRICAL EQUIPMENT (continued)
General Cable Corp., Private Placement, Co Guar, 5.750%, 10/01/22[2]	$82	$81,180	0.1%
International Wire Group Holdings, Inc., Private Placement, 8.500%, 10/15/17[2]	145	147,175	0.1
Viasystems, Inc., Private Placement, Sr Sec’d, 7.875%, 05/01/19[2]	42	44,310	0.0	[12]

		606,290	0.6
INDUSTRIAL CONGLOMERATES — 0.3%
J.M. Huber Corp., Private Placement, Sr Unsec’d Nt, 9.875%, 11/01/19[2]	75	84,000	0.1
JB Poindexter & Co., Inc., Private Placement, Sr Nt, 9.000%, 04/01/22[2]	282	296,100	0.2

		380,100	0.3
MACHINERY — 1.3%
Cleaver-Brooks, Inc., Private Placement, Sr Sec’d Nt, 8.750%, 12/15/19[2]	44	46,200	0.0	[12]
CNH Capital LLC, Private Placement, Co Guar, 3.625%, 04/15/18[2]	107	101,917	0.1
Columbus McKinnon Corp., Co Guar, 7.875%, 02/01/19	180	190,800	0.2
Liberty Tire Recycling, Private Placement, Nt, 11.000%, 10/01/16[2]	165	165,000	0.2
Milacron LLC/Mcron Finance Corp., Private Placement, Sr Unsec’d, 7.750%, 02/15/21[2]	150	149,625	0.1
OSX 3 Leasing B.V., Private Placement, Co Guar, (Netherlands), 9.250%, 03/20/15[2]	100	87,000	0.1
Titan International, Inc., Private Placement, Sr Sec’d, 7.875%, 10/01/17[2]	75	78,750	0.1
Victor Technologies Group, Inc., Sr Sec’d Nt, 9.000%, 12/15/17[10]	525	565,688	0.5

		1,384,980	1.3
MARINE — 1.1%
Martin Midstream Partners LP/Martin Midstream Finance Corp., Private Placement, Sr Unsec’d Nt, 7.250%, 02/15/21[2]	131	131,655	0.1

MARINE (continued)
Navigator Holdings Ltd., Private Placement, Sr Unsec’d Nt, 9.000%, 12/18/17[2]	$200	$207,109	0.2%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., Private Placement, Co Guar, 9.250%, 04/15/19[2]	143	153,368	0.1
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., Sr Nt, Co Guar, 9.250%, 04/15/19	200	214,500	0.2
Ultrapetrol Bahamas Ltd., 1st Mtg, (Bahamas), 9.000%, 11/24/14[10]	163	158,925	0.2
Ultrapetrol Bahamas Ltd., Private Placement, Sr Sec’d Nt, (Bahamas), 8.875%, 06/15/21[2]	350	350,000	0.3

		1,215,557	1.1
ROAD & RAIL — 1.7%
Ashtead Capital, Inc., Private Placement, Co Guar, 6.500%, 07/15/22[2,10]	200	208,500	0.2
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
8.250%, 01/15/19	210	228,375	0.2
9.750%, 03/15/20	335	385,250	0.4
Hertz Corp. (The), Co Guar, 5.875%, 10/15/20	54	55,620	0.0	[12]
Hertz Corp. (The), Private Placement, Co Guar, 4.250%, 04/01/18[2]	97	94,575	0.1
Hertz Corp. (The), Sr Nt, Co Guar, 7.500%, 10/15/18	237	254,182	0.2
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Private Placement, Sr Nt, PIK, 10.750%, 02/15/18[2]	60	59,400	0.0	[12]
United Rentals North America, Inc., Co Guar,
6.125%, 06/15/23	150	149,250	0.1
7.625%, 04/15/22	150	162,375	0.2
United Rentals North America, Inc., Sr Nt, Co Guar, 8.250%, 02/01/21	160	175,200	0.2
Watco Cos. LLC/Watco Finance Corp., Private Placement, Co Guar, 6.375%, 04/01/23[2]	94	93,530	0.1

		1,866,257	1.7

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

TRADING COMPANIES & DISTRIBUTORS — 2.1%
Aircastle Ltd., Private Placement, Sr Nt, (Bermuda), 9.750%, 08/01/18[2,10]	$130	$142,350	0.2%
Aircastle Ltd., Private Placement, Sr Unsec’d, (Bermuda), 7.,625%, 04/15/20[2,10]	200	220,000	0.2
Aircastle Ltd., Sr Unsec’d, (Bermuda), 6.250%, 12/01/19	30	31,162	0.0 [12]
H&E Equipment Services, Inc., Co Guar, 7.000%, 09/01/22	84	87,570	0.1
International Lease Finance Corp., 8.875%, 09/01/17	125	140,938	0.1
International Lease Finance Corp., Sr Unsec’d, 4.625%, 04/15/21	21	19,320	0.0 [12]
International Lease Finance Corp., Sr Unsec’d Nt,
5.875%, 08/15/22	300	297,375	0.3
8.250%, 12/15/20[10]	888	997,890	0.9
8.625%, 01/15/22	100	115,000	0.1
Rexel S.A., Private Placement, Sr Unsec’d, (France), 5.250%, 06/15/20[2]	200	199,500	0.2

		2,251,105	2.1
Total Industrials		14,827,378	13.6

INFORMATION TECHNOLOGY — 5.3%
COMMUNICATIONS EQUIPMENT — 1.1%
Alcatel-Lucent USA, Inc., Sr Unsec’d, 6.450%, 03/15/29	110	83,325	0.1
Avaya, Inc., Private Placement, 7.000%, 04/01/19[2,10]	360	324,900	0.3
Avaya, Inc., Private Placement, Sr Nt, Co Guar, 10.500%, 03/01/21[2]	110	83,325	0.1
CyrusOne LP/CyrusOne Finance Corp., Private Placement, Co Guar, 6.375%, 11/15/22[2]	58	59,450	0.0 [12]
GNET Escrow Corp., Private Placement, Sr Sec’d Nt, 12.125%, 07/01/18[2]	98	102,165	0.1
Goodman Networks, Inc., Private Placement, Sr Sec’d Nt, 13.125%, 07/01/18[2]	320	339,200	0.3
Nokia OYJ, Sr Unsec’d, (Finland),
5.375%, 05/15/19	103	100,167	0.1
6.625%, 05/15/39	100	90,250	0.1

		1,182,782	1.1

COMPUTERS & PERIPHERALS — 0.2%
Seagate HDD Cayman, Sr Nt, (Cayman Islands), 6.875%, 05/01/20	$170	$180,200	0.2%

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Brightstar Corp., Private Placement, 9.500%, 12/01/16[2]	215	221,450	0.2

INTERNET SOFTWARE & SERVICES — 0.1%
Equinix, Inc., Sr Unsec’d Nt, 4.875%, 04/01/20	128	125,440	0.1

IT SERVICES — 2.6%
Audatex North America, Inc., Co Guar, 6.750%, 06/15/18	125	131,250	0.1
Ceridian Corp., Private Placement, Sr Sec’d, 8.875%, 07/15/19[2]	85	94,456	0.1
Ceridian Corp., Private Placement, Sr Unsec’d, 11.000%, 03/15/21[2]	157	173,485	0.1
Fidelity National Information Services, Inc., Co Guar, 5.000%, 03/15/22	150	150,937	0.1
First Data Corp., Co Guar, 12.625%, 01/15/21	274	289,755	0.3
First Data Corp., Private Placement, Co Guar,
11.250%, 01/15/21[2]	162	161,595	0.1
11.750%, 08/15/21[2]	80	72,000	0.1
First Data Corp., Private Placement, Sec’d, PIK, 8.750%, 01/15/22[2]	220	226,347	0.2
First Data Corp., Private Placement, Sr Nt, 8.250%, 01/15/21[2,10]	530	540,600	0.5
First Data Corp., Private Placement, Sr Sec’d Nt, 6.750%, 11/01/20[2,10]	400	407,000	0.4
First Data Corp., Private Placement, Sr Unsec’d, 10.625%, 06/15/21[2]	115	113,563	0.1
Lender Processing Services, Inc., Sr Nt, Co Guar, 5.750%, 04/15/23	125	132,813	0.1
SunGard Data Systems, Inc., Nt, Co Guar, 7.625%, 11/15/20	164	173,840	0.2
SunGard Data Systems, Inc., Private Placement, Co Guar, 6.625%, 11/01/19[2]	100	100,500	0.1
WEX, Inc., Private Placement, Co Guar, 4.750%, 02/01/23[2]	77	72,765	0.1

		2,840,906	2.6

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OFFICE ELECTRONICS — 0.2%
CDW LLC/CDW Finance Corp., Co Guar, 8.500%, 04/01/19	$229	$246,175	0.2%

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Advanced Micro Devices, Inc., Sr Unsec’d Nt, 8.125%, 12/15/17	50	51,625	0.1
Amkor Technology, Inc., Sr Unsec’d, 6.375%, 10/01/22	125	122,812	0.1
Freescale Semiconductor, Inc., Private Placement, Sr Sec’d Nt, 5.000%, 05/15/21[2]	115	109,250	0.1
Freescale Semiconductor, Inc., Sr Nt, Co Guar, 8.050%, 02/01/20	90	91,125	0.1
Sensata Technologies B.V., Private Placement, Co Guar, (Netherlands), 4.875%, 10/15/23[2]	117	112,613	0.1

		487,425	0.5
SOFTWARE — 0.4%
IMS Health, Inc., Private Placement, Sr Unsec’d Nt, 6.000%, 11/01/20[2]	180	183,150	0.1
Infor U.S., Inc., Co Guar, 9.375%, 04/01/19	170	184,238	0.2
Nuance Communications, Inc., Private Placement, Co Guar, 5.375%, 08/15/20[2]	118	115,345	0.1

		482,733	0.4
Total Information Technology		5,767,111	5.3

MATERIALS — 13.7%
CHEMICALS — 3.2%
Ashland, Inc., Private Placement, Co Guar, 4.750%, 08/15/22[2]	118	116,820	0.1
Ashland, Inc., Private Placement, Sr Unsec’d, 3.000%, 03/15/16[2]	144	144,720	0.1
Ashland, Inc., Private Placement, Sr Unsec’d Nt, 3.875%, 04/15/18[2]	177	175,230	0.2
Basell Finance Co., B.V., Private Placement, Co Guar, (Netherlands), 8.100%, 03/15/27[2]	215	272,156	0.3
Chemtura Corp., Sr Nt, Co Guar, 7.875%, 09/01/18	150	162,375	0.2
INEOS Group Holdings S.A., Private Placement, Co Guar, (Luxembourg), 6.125%, 08/15/18[2]	200	191,000	0.2

CHEMICALS (continued)
LyondellBasell Industries N.V., Sr Unsec’d Nt, (Netherlands), 6.000%, 11/15/21[10]	$335	$376,442	0.3%
Nufarm Australia Ltd., Private Placement, Co Guar, (Australia), 6.375%, 10/15/19[2]	91	90,772	0.1
Omnova Solutions, Inc., Sr Nt, Co Guar, 7.875%, 11/01/18	330	343,200	0.3
PetroLogistics LP/PetroLogistics Finance Corp., Private Placement, Sr Nt, Co Guar, 6.250%, 04/01/20[2]	110	107,800	0.1
PolyOne Corp., 7.375%, 09/15/20	247	266,760	0.2
PolyOne Corp., Private Placement, Sr Unsec’d, 5.250%, 03/15/23[2]	242	238,370	0.2
Rain CII Carbon LLC and CII Carbon Corp., Private Placement, Sec’d Nt, 8.000%, 12/01/18[2]	140	143,500	0.1
Rain CII Carbon LLC and CII Carbon Corp., Private Placement, Sr Sec’d, 8.250%, 01/15/21[2]	200	200,000	0.2
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Private Placement, Sr Sec’d, (Luxembourg), 8.750%, 02/01/19[2]	369	352,395	0.3
Tronox Finance LLC, Private Placement, Co Guar, 6.375%, 08/15/20[2]	210	197,925	0.2
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B B.V., Private Placement, Co Guar, 7.375%, 05/01/21[2]	150	153,000	0.1

		3,532,465	3.2
CONSTRUCTION MATERIALS — 2.7%
Cemex Espana Luxembourg, Private Placement, Sr Sec’d Nt, (Spain),
9.250%, 05/12/20[2]	225	237,375	0.2
9.875%, 04/30/19[2]	750	810,000	0.8
Cemex Finance LLC, Private Placement, Sr Sec’d Nt,
8.910%, 09/15/17[2,9]	337	337,342	0.3
9.500%, 12/14/16[2]	200	211,500	0.2
Cemex S.A.B. de C.V., Private Placement, (Mexico), 9.000%, 01/11/18[2]	500	522,500	0.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONSTRUCTION MATERIALS (continued)
Lafarge S.A., Sr Unsec’d Nt, (France), 7.125%, 07/15/36	$150	$156,000	0.1%
U.S. Concrete, Inc., Sr Sec’d, 9.500%, 10/01/15	58	58,105	0.0	[12]
Vulcan Materials Co., Sr Unsec’d Nt, 7.500%, 06/15/21[10]	548	613,760	0.6

		2,946,582	2.7
CONTAINERS & PACKAGING — 2.0%
Ardagh Packaging Finance plc, Private Placement, Sr Sec’d Nt, (Ireland), 7.375%, 10/15/17[2,10]	200	213,500	0.2
Ardagh Packaging Finance plc, Private Placement, Sr Sub Nt, (Ireland), 9.125%, 10/15/20[2,10]	200	213,250	0.2
Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., Private Placement, Sr Nt, Co Guar, (Ireland), 9.125%, 10/15/20,10[2,10]	200	212,250	0.2
Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., Private Placement, Sr Unsec’d, (Ireland), 7.000%, 11/15/20[2]	200	192,750	0.2
Ball Corp., Co Guar, 4.000%, 11/15/23	85	78,625	0.1
Berry Plastics Corp., 9.500%, 05/15/18	370	402,375	0.4
Berry Plastics Corp., Sr Sec’d Nt, 9.750%, 01/15/21	300	339,000	0.3
Constar International, Inc., 11.000%, 12/31/17[9]	361	54,135	0.0	[12]
Sealed Air Corp., Private Placement, Sr Unsec’d Nt, 6.500%, 12/01/20[2]	120	126,600	0.1
Sealed Air Corp., Private Placement, Sr Unsec’d Nt,
8.125%, 09/15/19[2]	70	78,050	0.1
8.375%, 09/15/21[2]	205	231,650	0.2

		2,142,185	2.0
METALS & MINING — 5.4%
AK Steel Corp., Private Placement, Sr Sec’d Nt, 8.750%, 12/01/18[2]	240	252,600	0.2
APERAM, Private Placement, Sr Unsec’d, (Luxembourg), 7.375%, 04/01/16[2]	150	145,500	0.1

METALS & MINING (continued)
APERAM, Private Placement, Sr Unsec’d Nt, (Luxembourg), 7.750%, 04/01/18[2]	$300	$285,000	0.3%
ArcelorMittal, Sr Unsec’d, (Luxembourg), 6.750%, 02/25/22	510	522,750	0.5
ArcelorMittal, Sr Unsec’d Nt, (Luxembourg),
7.500%, 10/15/39	530	503,500	0.5
9.850%, 06/01/19	565	668,112	0.6
Bluescope Steel Ltd./Bluescope Steel Finance, Private Placement, Co Guar, (Australia), 7.125%, 05/01/18[2]	41	41,615	0.0	[12]
Coeur Mining, Inc., Private Placement, Co Guar, 7.875%, 02/01/21[2]	150	147,750	0.1
Commercial Metals Co., Sr Unsec’d Nt,
6.500%, 07/15/17	150	159,000	0.1
7.350%, 08/15/18	75	80,437	0.1
Commercial Metals Co., Sr Unsec’d Nt, 4.875%, 05/15/23	20	18,400	0.0 [12]
FMG Resources August 2006 Pty Ltd., Private Placement, (Australia), 7.000%, 11/01/15[2]	50	50,500	0.1
FMG Resources August 2006 Pty Ltd., Private Placement, Co Guar, (Australia), 6.875%, 02/01/18[2,10]	545	538,187	0.5
FMG Resources August 2006 Pty Ltd., Private Placement, Sr Unsec’d Nt, (Australia),
6.000%, 04/01/17[2]	54	52,515	0.0	[12]
6.875%, 04/01/22[2]	205	198,850	0.2
FQM Akubra, Inc., Private Placement, Co Guar, (Canada),
7.500%, 06/01/21[2]	90	86,175	0.1
8.750%, 06/01/20[2]	40	40,900	0.0	[12]
Hecla Mining Co., Private Placement, Co Guar, 6.875%, 05/01/21[2]	172	159,530	0.2
JMC Steel Group, Inc., Private Placement, 8.250%, 03/15/18[2]	150	146,625	0.1
Kaiser Aluminum Corp., Co Guar, 8.250%, 06/01/20	261	289,058	0.3
New Gold, Inc., Private Placement, Co Guar, (Canada), 7.000%, 04/15/20[2]	56	56,560	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

METALS & MINING (continued)
New Gold, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 6.250%, 11/15/22[2]	$78	$74,685	0.1%
Novelis, Inc., Co Guar, (Canada), 8.750%, 12/15/20[10]	429	460,103	0.4
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Private Placement, Co Guar, 6.500%, 05/15/21[2]	33	31,763	0.0	[12]
Prince Mineral Holding Corp., Private Placement, Sr Sec’d Nt, 11.500%, 12/15/19[2]	50	53,500	0.1
Ryerson, Inc./Joseph T Ryerson & Son Inc., Private Placement, Sr Sec’d, 9.000%, 10/15/17[2]	110	111,650	0.1
Steel Dynamics, Inc., Private Placement, Co Guar,
5.250%, 04/15/23[2]	112	109,760	0.1
6.125%, 08/15/19[2]	108	114,210	0.1
6.375%, 08/15/22[2]	108	113,940	0.1
Taseko Mines Ltd., Co Guar, (Canada), 7.750%, 04/15/19	155	153,063	0.1
United States Steel Corp., Sr Unsec’d Nt, 7.375%, 04/01/20	254	250,190	0.2

		5,916,428	5.4
PAPER & FOREST PRODUCTS — 0.4%
Abitibi-Consolidated Co. of Canada, Escrow, (Canada),
6.000%, 12/20/13[1,4]	1,331	1,664	0.0	[12]
7.500%, 04/01/28[1,4]	287	359	0.0	[12]
Abitibi-Consolidated Co. of Canada, Sr Nt, Escrow, (Canada),
7.750%, 06/15/11[1,4]	479	599	0.0	[12]
8.375%, 04/01/15[1,4]	2,485	3,106	0.0	[12]
8.850%, 08/01/30[1,4]	102	128	0.0	[12]
Boise Cascade Co., Co Guar, 6.375%, 11/01/20	56	56,700	0.1
Longview Fibre Paper & Packaging, Inc., Private Placement, Sr Sec’d Nt, 8.000%, 06/01/16[2]	100	104,250	0.1
Louisiana-Pacific Corp., Co Guar, 7.500%, 06/01/20	83	90,470	0.1
Resolute Forest Products, Inc., Private Placement, Co Guar, 5.875%, 05/15/23[2]	28	24,990	0.0	[12]

PAPER & FOREST PRODUCTS (continued)
Smurfit-Stone Container Corp., Sr Nt, 8.000%, 03/15/17[1,4]	$1,229	$3,072	0.0	%12
Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12[1,4]	448	1,120	0.0	[12]
Unifrax I LLC/Unifrax Holding Co., Private Placement, Co Guar, 7.500%, 02/15/19[2]	160	163,200	0.1

		449,658	0.4
Total Materials		14,987,318	13.7

TELECOMMUNICATION SERVICES — 10.9%
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.1%
Broadview Networks Holdings, Inc., Sec’d Nt, 10.500%, 11/15/17	60	59,100	0.1
Cincinnati Bell, Inc., 8.750%, 03/15/18	120	120,150	0.1
Clearwire Communications LLC/Clearwire Finance, Inc., Private Placement, 12.000%, 12/01/15[2]	332	352,750	0.3
eAccess Ltd., Private Placement, Co Guar, (Japan), 8.250%, 04/01/18[2]	250	273,750	0.2
Embarq Corp., Sr Unsec’d, 7.995%, 06/01/36	285	300,717	0.3
Frontier Communications Corp., Sr Nt,
8.500%, 04/15/20	40	44,100	0.0	[12]
8.750%, 04/15/22	110	119,900	0.1
Frontier Communications Corp., Sr Unsec’d,
7.125%, 01/15/23	167	166,165	0.2
9.250%, 07/01/21	225	257,062	0.2
Level 3 Communications, Inc., Sr Unsec’d Nt,
8.875%, 06/01/19	485	504,400	0.5
11.875%, 02/01/19	240	271,800	0.2
Level 3 Financing, Inc., Co Guar,
7.000%, 06/01/20	307	306,233	0.3
8.625%, 07/15/20	234	249,210	0.2
Level 3 Financing, Inc., Sr Nt, Co Guar, 8.125%, 07/01/19[10]	367	385,350	0.4
Lynx I Corp., Private Placement, Sr Sec’d, 5.375%, 04/15/21[2]	200	201,000	0.2
Qwest Capital Funding, Inc., Co Guar, 7.750%, 02/15/31	200	197,000	0.2
Qwest Communications International, Inc., Co Guar, 7.125%, 04/01/18	60	62,250	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
Qwest Corp., Sr Unsec’d Nt, 7.250%, 09/15/25	$50	$55,907	0.1%
Sprint Capital Corp., Co Guar, 8.750%, 03/15/32	614	675,400	0.6
UPCB Finance III Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 6.625%, 07/01/20[2]	150	155,250	0.1
UPCB Finance V Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 7.250%, 11/15/21[2]	300	317,250	0.3
UPCB Finance VI Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 6.875%, 01/15/22[2]	150	155,250	0.1
Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	151	163,835	0.1
Wind Acquisition Finance S.A., Private Placement, Sec’d Nt, (Luxembourg), 11.750%, 07/15/17[2]	160	166,400	0.2
Wind Acquisition Finance S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 6.500%, 04/30/20[2]	200	198,500	0.2
Wind Acquisition Finance S.A., Private Placement, Sr Sec’d, (Luxembourg), 7.250%, 02/15/18[2]	200	199,500	0.2
Windstream Corp., 8.125%, 09/01/18	250	266,250	0.2
Windstream Corp., Co Guar, 7.500%, 06/01/22	70	71,400	0.1
Zayo Group LLC/Zayo Capital, Inc., Co Guar, 10.125%, 07/01/20	210	233,100	0.2
Zayo Group LLC/Zayo Capital, Inc., Sr Sec’d Nt, 8.125%, 01/01/20	100	108,500	0.1

		6,637,479	6.1
WIRELESS TELECOMMUNICATION SERVICES — 4.8%
Cricket Communications, Inc., 7.750%, 10/15/20	331	317,760	0.3
Crown Castle International Corp., Sr Unsec’d, 5.250%, 01/15/23	211	202,560	0.2
MetroPCS Wireless, Inc., Private Placement, Co Guar, 6.250%, 04/01/21[2]	328	333,740	0.3
MetroPCS Wireless, Inc., Sr Nt, Co Guar, 6.625%, 11/15/20	377	391,137	0.3

WIRELESS TELECOMMUNICATION SERVICES (continued)
NII Capital Corp., Co Guar, 7.625%, 04/01/21	$429	$333,548	0.3%
NII Capital Corp., Sr Nt, 8.875%, 12/15/19	315	266,175	0.2
NII International Telecom S.C.A., Private Placement, Co Guar, (Luxembourg), 11.375%, 08/15/19[2]	174	186,180	0.2
Softbank Corp., Private Placement, Sr Unsec’d Nt, (Japan), 4.500%, 04/15/20[2]	200	192,750	0.2
Sprint Nextel Corp., Private Placement, Co Guar,
7.000%, 03/01/20[2]	93	100,440	0.1
9.000%, 11/15/18[2,10]	575	672,750	0.6
Sprint Nextel Corp., Sr Unsec’d Nt,
7.000%, 08/15/20	500	525,000	0.5
11.500%, 11/15/21	72	95,760	0.1
Sprint Nextel Corp., Sr Unsec’d Nt, 6.000%, 11/15/22	950	931,000	0.8
Syniverse Holdings, Inc., Co Guar, 9.125%, 01/15/19	300	320,250	0.3
VimpelCom Holdings B.V., Private Placement, Co Guar, (Netherlands), 6.255%, 03/01/17[2]	200	205,500	0.2
VimpelCom Holdings B.V., Private Placement, Nt, Co Guar, (Netherlands), 7.504%, 03/01/22[2]	200	207,000	0.2

		5,281,550	4.8
Total Telecommunication Services		11,919,029	10.9

UTILITIES — 5.1%
ELECTRIC UTILITIES — 2.2%
Edison Mission Energy, 7.200%, 05/15/19[1,4]	200	112,000	0.1
Edison Mission Energy, Sr Unsec’d Nt, 7.000%, 05/15/17[1,4]	1,000	561,250	0.5
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	1,100	1,204,500	1.1
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Private Placement, Sec’d Nt, 12.250%, 03/01/22[2]	156	172,380	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ELECTRIC UTILITIES (continued)
Homer City Generation LP, Sec’d Nt, PIK, 8.137%, 10/01/19	$98	$101,255	0.1%
InterGen N.V., Private Placement, Sr Sec’d Nt, (Netherlands), 7.000%, 06/30/23[2]	270	263,250	0.2

		2,414,635	2.2
GAS UTILITIES — 2.2%
Access Midstream Partners LP/ACMP Finance Corp., Co Guar, 4.875%, 05/15/23	83	76,982	0.1
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Private Placement, Co Guar, 5.875%, 08/01/23[2]	162	153,900	0.1
Chesapeake Midstream Partners LP/CHKM Finance Corp., Co Guar, 6.125%, 07/15/22	156	157,950	0.1
Crosstex Energy LP/Crosstex Energy Finance Corp., Co Guar, 7.125%, 06/01/22	191	192,910	0.2
El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	85	98,381	0.1
Genesis Energy LP/Genesis Energy Finance Corp., Co Guar, 7.875%, 12/15/18	200	214,000	0.2
Genesis Energy LP/Genesis Energy Finance Corp., Private Placement, Co Guar, 5.750%, 02/15/21[2]	175	170,625	0.2
Holly Energy Partners LP/Holly Energy Finance Corp., Co Guar, 6.500%, 03/01/20	125	125,938	0.1
Inergy Midstream LP/NRGM Finance Corp., Private Placement, Co Guar, 6.000%, 12/15/20[2]	48	46,320	0.0	[12]
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Co Guar, 6.250%, 06/15/22	137	141,110	0.1
Regency Energy Partners LP/Regency Energy Finance Corp., Co Guar, 6.500%, 07/15/21	320	334,400	0.3
Sabine Pass Liquefaction LLC, Private Placement, Sr Sec’d Nt,
5.625%, 02/01/21[2]	100	97,000	0.1
5.625%, 04/15/23[2]	197	186,165	0.2

GAS UTILITIES (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Co Guar,
6.375%, 08/01/22	$52	$54,470	0.1%
7.875%, 10/15/18	130	138,450	0.1
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr Nt, Co Guar, 6.875%, 02/01/21	200	212,500	0.2

		2,401,101	2.2
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.7%
Dynegy Holdings LLC, Sr Unsec’d Nt,
7.125%, 05/15/18[1,4,9]	500	1,250	0.0	[12]
7.750%, 06/01/19[1,4,9]	750	1,875	0.0	[12]
Dynegy Roseton/Danskammer Pass Through Trust, Sr Unsec’d Nt, Series B, 7.670%, 11/08/16[1,4,9]	1,000	17,500	0.0	[12]
Dynegy, Inc., Private Placement, Co Guar, 5.875%, 06/01/23[2]	164	149,240	0.2
GenOn Energy, Inc., Sr Unsec’d Nt, 9.875%, 10/15/20	290	319,000	0.3
NRG Energy, Inc., Private Placement, Co Guar, 6.625%, 03/15/23[2]	214	214,000	0.2

		702,865	0.7
Total Utilities		5,518,601	5.1

Total Corporate Bonds
(Cost $130,630,332)		130,616,902	119.6

LOAN ASSIGNMENTS — 11.0%
CONSUMER DISCRETIONARY — 4.7%
DIVERSIFIED CONSUMER SERVICES — 0.1%
St. George’s University, Term Loan, VAR, 8.500%, 12/20/17	95	95,119	0.1

HOTELS, RESTAURANTS & LEISURE — 1.5%
Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.443%, 01/28/18	843	743,640	0.7
CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	66	66,426	0.1
Intrawest, 1st Lien Term Loan,
VAR, 7.000%, 12/04/17	82	82,176	0.1
VAR, 7.000%, 12/04/17	43	43,029	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE (continued)
Jacobs Entertainment, Tranche B Loan, VAR, 6.250%, 10/29/18	$66		$65,915	0.1%
Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	175		179,230	0.2
Scientific Games Corp., Term Loan B, VAR, 09/30/20^	170		167,309	0.1
Station Casinos, Term Loan, VAR, 5.000%, 03/01/20^	—	[11]	—	0.0
Station Casinos, Term Loan, VAR, 5.000%, 03/01/20	249		249,064	0.2

			1,596,789	1.5
HOUSEHOLD DURABLES — 0.4%
Targus, 1st Lien Term Loan,
VAR, 11.000%, 05/24/16	1		1,175	0.0	[12]
VAR, 11.000%, 05/24/16	490		460,601	0.4

			461,776	0.4
MEDIA — 2.0%
Barrington Broadcasting, Tranche 2 Term Loan,
VAR, 7.500%, 06/14/17	14		13,455	0.0	[12]
VAR, 7.500%, 06/14/17	83		82,440	0.1
Cengage Learning Acquisitions, Term Loan, VAR, 2.700%, 07/03/14^	—	[11]	309	0.0	[12]
Clear Channel Communications, Inc., Term Loan B, VAR, 3.845%, 01/29/16^	833		759,435	0.7
Clear Channel Communications, Inc., Term Loan D, VAR, 6.945%, 01/23/19	377		342,963	0.3
Entercom Radio LLC, Term Loan,
VAR, 5.000%, 11/23/18	5		5,372	0.0	[12]
VAR, 5.000%, 11/23/18	80		80,580	0.1
VAR, 6.000%, 11/23/18	1		806	0.0	[12]
Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/29/19	81		80,782	0.1
McGraw-Hill Education, 1st Lien Term Loan, VAR, 9.000%, 03/22/19	94		92,101	0.1
NEP Broadcasting, 2nd Lien Term Loan, VAR, 9.500%, 07/22/20	38		39,153	0.0	[12]
R.H. Donnelley, Inc., Exit Term Loan,
VAR, 9.750%, 12/31/16^	114		86,160	0.1
VAR, 9.750%, 12/31/16^	112		84,595	0.0	[12]

MEDIA (continued)
Radio One, Term Loan, VAR, 7.500%, 03/31/16	$251		$255,619	0.2%
Univision Communications, Inc., 1st Lien Term Loan,
VAR, 4.000%, 05/22/20	80		78,088	0.1
VAR, 4.500%, 03/01/20^	211		208,766	0.2
Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15[1,4,9]	396		12,863	0.0	[12]

			2,223,487	2.0
MULTILINE RETAIL — 0.4%
J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18^	450		450,319	0.4

SPECIALTY RETAIL — 0.3%
Gymboree, Initial Term Loan A and R,
VAR, 5.000%, 02/23/18	346		332,556	0.3
VAR, 5.000%, 02/23/18	9		8,879	0.0	[12]

			341,435	0.3
Total Consumer Discretionary			5,168,925	4.7

CONSUMER STAPLES — 1.0%
FOOD & STAPLES RETAILING — 1.0%
Rite Aid Corp., 2nd Lien Term Loan,
VAR, 06/21/21^	425		423,406	0.4
VAR, 5.750%, 08/21/20^	45		45,563	0.1
SUPERVALU, Inc., Term Loan B, VAR, 5.000%, 03/21/19	582		577,712	0.5

Total Consumer Staples			1,046,681	1.0

ENERGY — 0.6%
OIL, GAS & CONSUMABLE FUELS — 0.6%
Alon USA Partners, LP, MLP Term Loan, VAR, 9.250%, 11/13/18	39		40,145	0.0	[12]
Arch Coal, Term Loan, VAR, 5.750%, 05/16/18	190		188,886	0.2
Rice Energy, Term Loan, VAR, 8.500%, 10/25/18	62		62,188	0.1
Sabine Oil & Gas, (NFR Energy), Term Loan, VAR, 8.750%, 12/31/18	250		248,750	0.2
Wild Horse Resources, Term Loan, VAR, 6.750%, 05/28/19	137		137,486	0.1

Total Energy			677,455	0.6

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

FINANCIALS — 0.3%
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,
VAR, 5.445%, 06/30/17	$90	$86,686	0.1%
VAR, 5.445%, 06/30/17	45	42,976	0.1
VAR, 5.445%, 06/30/17	19	18,107	0.0	[12]
ROC Finance LLC, Term Loan, VAR, 5.750%, 05/22/19	115	114,809	0.1

		262,578	0.3
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0%[12]
Realogy Corp., Extended Synthetic Commitments, VAR, 4.454%, 10/10/16	14	13,903	0.0	[12]
Realogy Corp., Non-Extended Synthetic Commitment, VAR, 3.204%, 10/10/13	1	992	0.0	[12]

		14,895	0.0	[12]
Total Financials		277,473	0.3

HEALTH CARE — 0.0%[12]
HEALTH CARE PROVIDERS & SERVICES — 0.0%[12]
inVentiv Health, Consolidated Term Loan, VAR, 7.500%, 08/04/16	53	52,082	0.0	[12]

INDUSTRIALS — 0.9%
AEROSPACE & DEFENSE — 0.1%
FGI Operating Co., LLC, Term B Loan, VAR, 5.500%, 04/19/19	104	103,804	0.1

BUILDING PRODUCTS — 0.1%
Stallion Oilfield, Inc., Term Loan B, VAR, 8.000%, 06/11/18	101	100,823	0.1

MACHINERY — 0.5%
Edwards Ltd., Term Loan, VAR, 4.750%, 03/26/20	114	113,673	0.1
Hudson Products Holdings, Inc., Term Loan, VAR, 5.250%, 06/07/17	471	473,540	0.4

		587,213	0.5
MARINE — 0.1%
Navios Maritime Partners, Term Loan, VAR, 06/28/18^	90	89,100	0.1

ROAD & RAIL — 0.0%[12]
Ozburn-Hessey Logistics, Term Loan, VAR, 6.750%, 05/22/19	49	48,800	0.0	[12]

TRADING COMPANIES & DISTRIBUTORS — 0.1%
SourceHOV LLC, 2nd Lien Term Loan, VAR, 8.750%, 04/30/19	$62	$62,372	0.1%

Total Industrials		992,112	0.9

INFORMATION TECHNOLOGY — 1.4%
COMMUNICATIONS EQUIPMENT — 0.2%
Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 7.250%, 01/30/19	174	175,504	0.2

INTERNET SOFTWARE & SERVICES — 0.2%
Go Daddy Group, Inc., Term Loan, VAR, 4.250%, 12/17/18	246	244,014	0.2

IT SERVICES — 0.3%
Ceridian Corp., Extended U.S. Term Loan, VAR, 5.942%, 05/09/17	43	42,933	0.1
First Data Corp., Term Loan, VAR, 4.193%, 09/24/18	264	256,774	0.2

		299,707	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20	135	133,460	0.1
NXP B.V., Tranche C Term Loan, VAR, 4.750%, 01/10/20	109	110,784	0.1

		244,244	0.2
SOFTWARE — 0.5%
Infor U.S., Inc., Tranche B-2 Term Loan, VAR, 5.250%, 04/05/18	144	144,629	0.1
Magic Newco LLC, USD 1st Lien Term Loan, VAR, 7.250%, 12/12/18	149	150,038	0.1
RP Crown Parent, LLC, 1st Lien Term Loan, VAR, 6.750%, 12/14/18	277	277,987	0.3

		572,654	0.5
Total Information Technology		1,536,123	1.4

MATERIALS — 1.0%
CHEMICALS — 0.6%
AZ Chem US, Inc., Term Loan,
VAR, 5.250%, 12/22/17	92	92,638	0.1
VAR, 6.250%, 12/22/17	5	5,506	0.0	[12]
Cristal Inorganic Chemicals (Millenium), 2nd Lien, VAR, 6.026%, 11/15/14	333	332,403	0.3
DuPont Performance, Term Loan, VAR, 4.750%, 02/01/20	184	184,037	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

CHEMICALS (continued)
Tronox Ltd., Term Loan,
VAR, 4.500%, 03/19/20	$30		$30,430	0.0%[12]
VAR, 4.500%, 03/19/20	35		34,777	0.0	[12]

			679,791	0.6
METALS & MINING — 0.4%
FMG Resources Pty Ltd., Term Loan, VAR, 5.250%, 10/18/17	248		246,457	0.3
Noranda Aluminum, Term B Loan, VAR, 5.750%, 02/28/19	117		114,754	0.1

			361,211	0.4
Total Materials			1,041,002	1.0

TELECOMMUNICATION SERVICES — 0.2%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0%[12]
Integra Telecom Holdings, Inc., Term Loan,
VAR, 5.250%, 02/22/19	20		20,407	0.0	[12]
VAR, 5.250%, 02/22/19	20		20,304	0.0	[12]

			40,711	0.0
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Cricket Communications, Term Loan C, VAR, 4.750%, 03/08/20	229		226,781	0.2

Total Telecommunication Services			267,492	0.2

UTILITIES — 0.9%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.9%
Texas Competitive Electric, Extended Term Loan,
VAR, 4.693%, 10/10/17	457		318,247	0.3
VAR, 4.775%, 10/10/17	223		155,642	0.1
Texas Competitive Electric, Non-Extended Term Loan,
VAR, 3.693%, 10/10/14	457		326,776	0.3
VAR, 3.775%, 10/10/14	224		159,972	0.2

Total Utilities			960,637	0.9

Total Loan Assignments
(Cost $12,677,754)			12,019,982	11.0

ASSET-BACKED SECURITIES — 1.4%
Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 1.893%, 01/25/35[9]	36		105	0.0	[12]

ASSET-BACKED SECURITIES (continued)
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.693%, 09/25/34[9]	$45		$3,769	0.0%[12]
Unipac IX LLC, 13.000%, 05/15/16[9]	1,500		1,494,450	1.4

Total Asset-Backed Securities
(Cost $1,555,632)			1,498,324	1.4

Total Fixed Income Investments
(Cost $144,941,323)			144,135,208	132.0

PREFERRED STOCKS — 2.7%
CONSUMER DISCRETIONARY — 0.4%
AUTOMOBILES — 0.2%
General Motors Co., Convertible Pfd, Series B, 4.750%, 12/01/13 ($50 par value)	5		233,576	0.2

MEDIA — 0.2%
Spanish Broadcasting System, Inc., Pfd[1,9]	481		3,128	0.0	[12]
Spanish Broadcasting System, Inc., Pfd, Series B, PIK, 10.750%, 07/31/13 ($1,000 par value)[1,9,15]	—	[11]	196,950	0.2

			200,078	0.2
Total Consumer Discretionary			433,654	0.4

CONSUMER STAPLES — 0.0%
FOOD PRODUCTS — 0.0%
Eurofresh, Inc., Pfd, PIK, ADR, 11/18/16[9,16]	—	[11]	—	0.0

FINANCIALS — 1.8%
COMMERCIAL BANKS — 0.5%
CoBank ACB, Pfd, Series D, 11.000%, 10/01/14 ($50 par value)[1,15]	10		553,438	0.5

CONSUMER FINANCE — 0.8%
Ally Financial, Inc., Private Placement, 7.000%, 07/31/13 ($1,000 par value)[1,2,15]	1		761,375	0.7
GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)[1,15]	4		93,780	0.1

			855,155	0.8

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2013 (Unaudited)

Description	Shares (000)		Value	Percent of Net Assets*

INSURANCE — 0.5%
Hartford Financial Services Group, Inc., Pfd, VAR, 7.875%, 04/15/42 ($25 par value)[1]	$4		$123,816	0.1%
XLIT Ltd., (Cayman Islands), Series D, VAR, 3.397%, 10/29/49 ($1,000 par value)[1]	—	[11]	397,469	0.4

			521,285	0.5
Total Financials			1,929,878	1.8

HEALTH CARE — 0.4%
HEALTH CARE PROVIDERS & SERVICES — 0.4%
Carriage Services Capital Trust, Convertible Pfd, 7.000%, 06/01/29[1]	8		392,000	0.4

INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc., Pfd, Series C1,9	—	[11]	—	0.0

INFORMATION TECHNOLOGY — 0.0%
COMPUTERS & PERIPHERALS — 0.0%
Stratus Technologies Bermuda Holdings, Ltd., (Bermuda)[1,9]	2		—	0.0

MATERIALS — 0.1%
CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., Pfd[1,9]	—	[11]	—	0.0

METALS & MINING — 0.1%
ArcelorMittal, Convertible Pfd, (Luxembourg), 6.000%, 01/15/16[1]	9		168,461	0.1

Total Materials			168,461	0.1

Total Preferred Stocks
(Cost $4,390,479)			2,923,993	2.7

COMMON STOCKS — 1.8%
CONSUMER DISCRETIONARY — 0.4%
AUTOMOBILES — 0.3%
General Motors Co.[1]	9		305,886	0.3

HOTELS, RESTAURANTS & LEISURE — 0.0%
Real Mex Restaurants, Inc., Class B, ADR[1,9]	200		—	0.0

LEISURE EQUIPMENT & PRODUCTS — 0.0%[12]
New True Temper Holdings Corp., Inc.[1,9]	$43		$27,517	0.0%[12]

MEDIA — 0.0%[12]
New Cotai LLC/New Cotai Capital Corp., Class B, ADR[1,9]	—	[11]	30,875	0.0	[12]

SPECIALTY RETAIL — 0.1%
Neebo, Inc.[1,9]	12		69,570	0.1

Total Consumer Discretionary			433,848	0.4

CONSUMER STAPLES — 0.0%
FOOD PRODUCTS — 0.0%
Eurofresh, Inc., ADR[1,9]	106		—	0.0

FINANCIALS — 0.1%
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Adelphia Recovery Trust[9]	$157		$2	0.0%[12]
Adelphia Recovery Trust, Contingent Value[1,9]	1,297		5,836	0.0	[12]
Capmark Financial Group, Inc.	22		134,985	0.1

Total Financials			140,823	0.1

INDUSTRIALS — 0.3%
BUILDING PRODUCTS — 0.0%
Jupiter Holding I Corp.[1,9]	8		—	0.0

ELECTRICAL EQUIPMENT — 0.3%
Wolverine Tube, Inc., ADR[1,9]	8		247,036	0.3

MACHINERY — 0.0%
Glasstech, Inc., Class C1,9	—	[11]	—	0.0

MARINE — 0.0%[12]
General Maritime Corp.[1,9]	—	[11]	7,050	0.0	[12]

Total Industrials			254,086	0.3

INFORMATION TECHNOLOGY — 0.0%
COMPUTERS & PERIPHERALS — 0.0%
Stratus Technologies Bermuda Holdings, Ltd., (Bermuda)[1,9]	8		—	0.0

MATERIALS — 0.6%
CONSTRUCTION MATERIALS — 0.1%
U.S. Concrete, Inc.[1]	10		164,545	0.1

CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., ADR[1,9]	4		—	0.0

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (concluded)

As of June 30, 2013 (Unaudited)

Description	Shares (000)		Value	Percent of Net Assets*

PAPER & FOREST PRODUCTS — 0.5%
New Holdco[1,9]	$6		$523,140	0.5%

Total Materials			687,685	0.6

UTILITIES — 0.4%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Dynegy, Inc.[1]	20		451,000	0.4

Total Common Stocks
(Cost $3,778,850)			1,967,442	1.8

WARRANTS — 0.1%
CONSUMER DISCRETIONARY — 0.1%
AUTOMOBILES — 0.1%
General Motors Co., expiring 07/10/16[1]	8		181,704	0.1%

SPECIALTY RETAIL — 0.0%
Neebo, Inc., expiring 06/20/19[1,9]	5		—	0.0

Total Consumer Discretionary			181,704	0.1

INDUSTRIALS — 0.0%
MARINE — 0.0%
General Maritime Corp., expiring 05/17/17[1,9]	—	[11]	—	0.0

Total Warrants
(Cost $160,930)			181,704	0.1

Total Equity Investments
(Cost $8,330,259)			5,073,139	4.6

SHORT-TERM INVESTMENT — 2.2%
INVESTMENT COMPANY — 2.2%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030%[5,13] (Cost $2,375,532)	2,376		2,375,532	2.2

TOTAL INVESTMENTS
(Cost $155,647,114)			151,583,879	138.8

Preferred Stock and Liabilities in Excess of Other Assets			(42,383,208)	(38.8)

Net Assets Applicable to Common Stockholders			$109,200,671	100.0%

ADR	American Depositary Receipt
Co	Company
Guar	Guaranteed
Jr	Junior
Mtg	Mortgage
Nt	Note
Pfd	Preferred
PIK	Payment in-kind
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of June 30, 2013.
*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $52,907,130 and 48.4% of net assets applicable to common stockholders.

[4]	Defaulted security.
[5]	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
[9]	Security deemed to be illiquid. These securities amounted to $3,635,971 and 3.3% of net assets applicable to common stockholders.
[10]	All or a portion of the security is reserved for current or potential holdings of swaps, unfunded commitments, TBAs, when issued securities and/or delayed delivery securities.
[11]	Amount rounds to less than one thousand (par or shares).
[12]	Amount rounds to less than 0.1%.
[13]	The rate shown is the current yield as of June 30, 2013.
[14]

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2013.

[15]

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of June 30, 2013.

[16]	Security is distressed as of June 30, 2013. The rate at which income is accrued on the security is lower than the stated PIK coupon rate.
^	All or a portion of the security is unsettled as of June 30, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2013 (Unaudited)

ASSETS:
Investments in non-affiliates, at value	$149,208,347
Investments in affiliates, at value	2,375,532

Total investment securities, at value	151,583,879
Cash	738,968
Receivables:
Investment securities sold	358,045
Interest and dividends from non-affiliates	2,403,673
Dividends from affiliates	72
Other assets	9,156

Total Assets	155,093,793

LIABILITIES:
Payables:
Dividends on preferred stock	738
Investment securities purchased	2,558,482
Accrued liabilities:
Investment advisory fees	173,624
Administration fees	9,986
Custodian and accounting fees	24,730
Directors’ and Chief Compliance Officer’s fees	347
Audit fees	89,572
Other	35,643

Total Liabilities	2,893,122
Less: Outstanding Preferred Stock (1,720 shares at $25,000 per share) at liquidation value	$43,000,000

Net Assets applicable to common shareholders	$109,200,671

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Common Stock, $0.01 par value; 49,996,320 shares authorized, 12,993,142 shares issued and outstanding	$129,931
Capital in excess of par	138,417,173
Accumulated undistributed (distributions in excess of) net investment income	(292,992)
Accumulated net realized gains (losses)	(24,990,206)
Net unrealized appreciation (depreciation)	(4,063,235)

Total Net Assets applicable to common shareholders	$109,200,671

Shares Outstanding	12,993,142
Net Asset Value per Common Share ($109,200,671/12,993,142)	$8.40
Cost of investments in non-affiliates	$153,271,582
Cost of investments in affiliates	2,375,532

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME:
Interest income from non-affiliates	$5,643,219
Dividend income from non-affiliates	111,733
Dividend income from affiliates	541

Total investment income	5,755,493
EXPENSES:
Investment advisory fees (Note 5)	983,638
Administration fees (Note 5)	77,689
Custodian and accounting fees (Note 5)	28,719
Audit fees	65,671
Legal fees	21,499
Directors’ and Chief Compliance Officer’s fees	678
Printing and mailing costs	68,011
Transfer agent fees	8,702
Stock exchange listing fees	9,893
Other	17,177

Operating expenses	1,281,677
Commissions on auction rate preferred stock	14,716

Total expenses	1,296,393
Less amounts waived (Note 5)	(1,867)

Net expenses	1,294,526

Net investment income (loss)	4,460,967
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	788,674
Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(2,299,522)
Unfunded commitments	(400)

Change in net unrealized appreciation/depreciation	(2,299,922)

Net realized/unrealized gains (losses)	(1,511,248)

Change in net assets resulting from operations	2,949,719
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS FROM NET INVESTMENT INCOME	(26,198)

NET INCREASE/(DECREASE) IN NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS RESULTING FROM OPERATIONS	$2,923,521

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Statements of Changes in Net Assets

For the Periods Indicated

	Six Months Ended 6/30/2013 (Unaudited)	Year Ended 12/31/2012
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,460,967	$10,245,385
Net realized gain (loss)	788,674	2,342,379
Change in net unrealized appreciation/depreciation	(2,299,922)	7,618,936
Distributions to preferred stockholders from net investment income	(26,198)	(58,708)

Net increase/(decrease) in net assets resulting from operations applicable to common stockholders	2,923,521	20,147,992

DISTRIBUTIONS TO COMMON STOCKHOLDERS FROM:
Net investment income	(5,130,792)	(10,900,157)

Total distributions to common shareholders	(5,130,792)	(10,900,157)

FUND SHARE TRANSACTIONS (NOTE 2):
Value of 7,192 and 17,080 shares issued in reinvestment of dividends to common stockholders in 2013 and 2012, respectively	63,502	150,025

Total increase in net assets derived from fund share transactions	63,502	150,025

Total net increase/(decrease) in net assets applicable to common stockholders	(2,143,769)	9,397,860
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Beginning of period	111,344,440	101,946,580

End of period	$109,200,671	$111,344,440

Accumulated undistributed (distributions in excess of) net investment income	$(292,992)	$403,031

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Financial Highlights

(Contained below is per share operating performance data for a share of common stock outstanding, total return performance, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements calculated using average shares outstanding and market price data for the Fund’s shares.)

	For the Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011		2010		2009		2008
Net asset value, beginning of period	$8.57		$7.86		$8.65		$7.79		$4.14		$9.15

Net investment income (loss)	0.34		0.79		0.84		0.90		0.76		1.21
Net realized and unrealized gain/(loss) on investments	(0.11)		0.76		(0.74)		0.89		3.56		(5.18)
Distributions to preferred stockholders from net investment income	—	(16)	—	(16)	—	(16)	(0.01)		(0.01)		(0.16)

Net increase/(decrease) in net asset value resulting from operations	0.23		1.55		0.10		1.78		4.31		(4.13)

Distributions to Common Stockholders from:
Net investment income	(0.40)		(0.84)		(0.89)		(0.92)		(0.66)		(0.88)

Total distributions to common stockholders	(0.40)		(0.84)		(0.89)		(0.92)		(0.66)		(0.88)

Net asset value, end of period	$8.40		$8.57		$7.86		$8.65		$7.79		$4.14

Market value per share, end of period	$8.48		$8.87		$8.95		$8.45		$7.38		$3.68

TOTAL INVESTMENT RETURN:(1)
Based on market value per common share(2)(3)	(0.03%)		9.02%		17.09%		27.90%		126.57%		(47.76%)
Based on net asset value per common share(3)(4)(5)	2.54%		19.93%		0.42%		24.03%		112.51%		(47.98%)
RATIOS TO AVERAGE NET ASSETS:(6)(7)
Net Expenses (including expenses related to leverage)(8)(9)(10)	1.67	%(14)	1.24	%(14)	1.56	%(14)	1.74	%(14)	1.73	%(14)	0.59%
Applicable to common stockholders only(8)(10)(11)	2.31	%(15)	1.74	%(15)	2.17	%(15)	2.43	%(15)	2.70	%(15)	0.99%
Net Expenses (prior to expenses related to leverage)(8)(9)(10)	1.65	%(14)	1.22	%(14)	1.54	%(14)	1.67	%(14)	1.64	%(14)	0.49%
Applicable to common stockholders only(8)(10)(11)	2.28	%(15)	1.71	%(15)	2.14	%(15)	2.34	%(15)	2.56	%(15)	0.82%
Net investment income(10)(11)	7.95%		9.47%		9.90%		10.81%		12.80%		16.22%
SUPPLEMENTAL DATA:
Net assets at end of period, net of preferred stock	$109,200,671		$111,344,440		$101,946,580		$112,123,086		$100,899,931		$53,537,351
Portfolio turnover rate(3)(12)	27%		61%		50%		58%		63%		36%
SENIOR SECURITIES:
Number of preferred shares outstanding at end of period	1,720		1,720		1,720		1,720		1,720		1,720
Asset coverage per share of preferred stock outstanding at end of period(13)	$88,489		$89,735		$84,271		$90,188		$83,663		$56,126
Involuntary liquidation preference and average market value per share of preferred stock	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000

[1]

Total investment return excludes the effects of commissions. Dividends and distributions to common stockholders, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Rights offerings, if any, are assumed, for purposes of this calculation, to be fully subscribed under the terms of the rights offering.

[2]

Assumes an investment at the common share market value at the beginning of the period indicated and sale of all shares at the closing common share market value at the end of the period indicated. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

[3]	Not annualized for periods less than one year.
[4]

Assumes an investment at the common share net asset value at the beginning of the period indicated and sale of all shares at the closing common share net asset value at the end of the period indicated. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

[5]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for common stockholder transactions.

[6]	Ratios do not include the effect of dividends to preferred stock.
[7]	See Note 5 in the Notes to Financial Statements.
[8]	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01%, unless otherwise noted.
[9]	Ratios calculated relative to the average net assets of both common and preferred stockholders.
[10]	Annualized for periods less than one year.
[11]	Ratios calculated relative to the average net assets of common stockholders only.
[12]

Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

[13]	Calculated by subtracting the Fund’s total liabilities (not including the preferred stock) from the Fund’s total assets, and dividing this by the number of preferred shares outstanding.
[14]

The Advisor and Administrator voluntarily agreed to waive/reimburse fees during the six months ended June 30, 2013 and the years ended December 31, 2012, 2011, 2010 and 2009. Without these waivers/reimbursements, the ratios would have been higher by less than 0.01%, less than 0.01%, less than 0.01%, 0.03% and 0.17%, respectively.

[15]

The Advisor and Administrator voluntarily agreed to waive/reimburse fees during the six months ended June 30, 2013 and the years ended December 31, 2012, 2011, 2010 and 2009. Without these waivers/reimbursements, the ratios would have been higher by less than 0.01%, less than 0.01%, less than 0.01%, 0.04% and 0.27%, respectively.

[16]	Amount rounds to less than $0.01.

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES — Pacholder High Yield Fund, Inc. (the “Fund”) is a closed-end, diversified management investment company with a leveraged capital structure. The Fund’s investment objective is to seek a high level of total return through current income and capital appreciation by investing primarily in high yield, fixed income securities of domestic companies. Under normal circumstances, the Fund invests at least 80% of the value of its assets in high yield debt securities. The Fund invests primarily in high yield fixed income securities of domestic companies. The Fund was incorporated under the laws of the State of Maryland in August 1988.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.	SECURITY VALUATIONS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors (the “Board”) or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (“JPMFM” or the Fund’s “Administrator”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the Fund’s “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), JPMorgan’s Legal and Compliance and JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at June 30, 2013.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$305,886	$—	$127,962		$433,848
Consumer Staples	—	—	—	(a)	—	(a)
Financials	134,985	—	5,838		140,823
Industrials	—	—	254,086		254,086
Information Technology	—	—	—	(a)	—	(a)
Materials	164,545	—	523,140		687,685
Utilities	451,000	—	—		451,000

Total Common Stocks	1,056,416	—	911,026		1,967,442

Preferred Stocks
Consumer Discretionary	233,576	—	200,078		433,654
Consumer Staples	—	—	—	(a)	—	(a)
Financials	217,596	1,712,282	—		1,929,878
Health Care	392,000	—	—		392,000
Industrials	—	—	—	(a)	—	(a)
Information Technology	—	—	—	(a)	—	(a)
Materials	168,461	—	—	(a)	168,461

Total Preferred Stocks	1,011,633	1,712,282	200,078		2,923,993

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Debt Securities
Asset-Backed Securities	$—	$—	$1,498,324		$1,498,324

Convertible Bond
Consumer Discretionary	—	—	—	(a)	—	(a)

Total Convertible Bond	—	—	—	(a)	—	(a)

Corporate Bonds
Consumer Discretionary	—	27,602,656	489,330		28,091,986
Consumer Staples	—	5,541,326	—	(a)	5,541,326
Energy	—	17,519,534	—		17,519,534
Financials	—	15,705,743	32,593		15,738,336
Health Care	—	10,622,136	84,147		10,706,283
Industrials	—	12,360,837	2,466,541		14,827,378
Information Technology	—	5,767,111	—		5,767,111
Materials	—	14,595,841	391,477		14,987,318
Telecommunication Services	—	11,919,029	—		11,919,029
Utilities	—	5,497,976	20,625		5,518,601

Total Corporate Bonds	—	127,132,189	3,484,713		130,616,902

Loan Assignments
Consumer Discretionary	—	5,156,062	12,863		5,168,925
Consumer Staples	—	1,046,681	—		1,046,681
Energy	—	677,455	—		677,455
Financials	—	277,473	—		277,473
Health Care	—	52,082	—		52,082
Industrials	—	992,112	—		992,112
Information Technology	—	1,536,123	—		1,536,123
Materials	—	1,041,002	—		1,041,002
Telecommunication Services	—	267,492	—		267,492
Utilities	—	960,637	—		960,637

Total Loan Assignments	—	12,007,119	12,863		12,019,982

Warrants
Consumer Discretionary	181,704	—	—	(a)	181,704
Industrials	—	—	—	(a)	—	(a)

Total Warrants	181,704	—	—	(a)	181,704

Short-Term Investment
Investment Company	2,375,532	—	—		2,375,532

Total Investments in Securities	$4,625,285	$140,851,590	$6,107,004		$151,583,879

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the six months ended June 30, 2013.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/12		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 06/30/13
Investments in Securities
Asset-Backed Securities	$1,448,757		$—	$122,915	$3,051	$—		$(76,399)	$—	$—	$1,498,324
Common Stocks — Consumer Discretionary	56,310		—	40,777	—	30,875		—	—	—	127,962
Common Stocks — Consumer Staples	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks — Financials	5,838		—	—	—	—		—	—	—	5,838
Common Stocks — Industrials	173,562		—	80,524	—	—		—	—	—	254,086
Common Stocks — Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks — Materials	523,140		—	12,797	—	—		(12,797)	—	—	523,140
Convertible Bond — Consumer Discretionary	76,923		—	(77,605)	—	682		—	—	—	—	(a)
Corporate Bonds — Consumer Discretionary	745,398		(25,901)	(906)	(3,036)	293,704		(662,759)	142,830	—	489,330
Corporate Bonds — Consumer Staples	—	(a)	—	(19,189)	—	19,189		—	—	—	—	(a)
Corporate Bonds — Financials	141,306		—	(10,455)	—	—		—	—	(98,258)	32,593
Corporate Bonds — Health Care	71,479		—	12,843	(175)	—	(a)	—	—	—	84,147
Corporate Bonds — Industrials	2,642,434		—	46,331	(2,918)	223,334		(270,740)	28,100	(200,000)	2,466,541
Corporate Bonds — Materials	519,184		—	(143,194)	867	372,471		(357,851)	—	—	391,477
Corporate Bonds — Utilities	29,750		—	(9,125)	—	—		—	—	—	20,625
Loan Assignments — Consumer Discretionary	97,631		111,707	(84,768)	—	—		(111,707)	—	—	12,863
Preferred Stocks — Consumer Discretionary	107,734		—	92,344	—	—		—	—	—	200,078
Preferred Stocks — Consumer Staples	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Industrials	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Materials	—	(a)	—	—	—	—		—	—	—	—	(a)
Warrants — Consumer Discretionary	—	(a)	—	—	—	—		—	—	—	—	(a)
Warrants — Industrials	—	(a)	—	—	—	—		—	—	—	—	(a)

Total	$6,639,446		$85,806	$63,289	$(2,211)	$940,255		$(1,492,253)	$170,930	$(298,258)	$6,107,004

(a)	Value is zero.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at June 30, 2013, which were valued using significant unobservable inputs (Level 3) amounted to $26,878. This amount is included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statement of Operations.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements#
	Fair Value at 6/30/13		Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
	$770,176		Market Comparable Companies	EBITDA Multiple(a)	5.00x - 7.00x (5.64x)
				Discount for lack of marketability(b)	0% - 30% (11.60%)
	30,875		Issuance Price	Percent of Par	100% (N/A)
	7,050		Terms of Plan of Reorganization	Discount for lack of marketability(b)	25% (N/A)
	0			Discount for potential outcome	100% (N/A)
	27,517		Mergers and Acquisitions	Discount for lack of marketability(b)	25% (N/A)
				Discount for potential outcome	20% (N/A)
	0		Discounted Cash Flow	Probability of Insolvency	100% (N/A)
	69,570		Consensus Pricing	Median Offered quote	$6.00 (N/A)

Common Stock	905,188
	0		Discounted Cash Flow	Discount for lack of marketability(b)	22.50% (N/A)
				Probability of Insolvency	100% (N/A)
	0	(c)	Market Comparable Companies	EBITDA Multiple(a)	5.40x - 5.82x (N/A)
				Discount for lack of marketability(b)	30% (N/A)

Preferred Stock	0
	335,650		Market Comparable Companies	EBITDA Multiple(a)	5.50x - 6.80x (6.52x)
				Discount for lack of marketability(b)	20% - 30% (22.06%)
				Probability of Default	97% (N/A)

Corporate Bond	335,650
	0		Intrinsic Value	Issue Price vs. Strike Price	N/A

Warrants	0
	1,494,450		Discounted Cash Flow	Liquidity Discount Implied Spread to Index	4.50% (N/A) 2.00% (N/A)
	3,874			Prepayment Speed	0.00 - 1.00 (0.97)
				Constant Default Rate	7.00 - 14.78 (7.21)
				Yield (Discount Rate of Cash Flows)	75.15% - 125.00% (76.51%)

Asset-backed securities	1,498,324
Total	$2,739,162
#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At June 30, 2013, the value of these securities was $3,367,842. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, discount for potential outcome, probability of default, default rate, and yield may decrease (increase) the fair value measurement. A significant change in broker pricing information and prepayment speeds could result in a significantly higher or lower value in such Level 3 instruments.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

B.	FEDERAL TAXES — It is the Fund’s policy to make distributions to stockholders of net investment income and net realized capital gains to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund intends to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code and to distribute to stockholders each year substantially all of its taxable income, if any, including realized gains on investments.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 3013, no liability for income tax is required in the Fund’s financials statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

The Fund reserves the right to retain investment company taxable income and/or net capital gains. As such, excise taxes may be recognized and paid on undistributed income and capital gain amounts.

Distributions paid by the Fund are subject to recharacterization for tax purposes. A portion of dividends paid may consist of net realized gains. To the extent that capital loss carryforwards are available to offset the distribution of capital gains but are not utilized at the end of the Fund’s fiscal year, such capital gain distributions may be taxable to stockholders as ordinary income.

The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

C.	SECURITIES TRANSACTIONS AND INVESTMENT INCOME —Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

D.	EXPENSES AND DISTRIBUTIONS — Expenses are accrued as incurred. Dividends to common stockholders are generally declared and paid monthly from net investment income and distributions of net realized capital gains, if any, are paid at least annually. Dividends to preferred stockholders are accrued daily based on a variable interest rate set at weekly auctions or, in the absence of a successful auction, at a maximum rate as calculated in accordance with the Fund’s Articles Supplementary for Auction Rate Cumulative Preferred Stock and are paid weekly from net investment income. Distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

E.	LOAN ASSIGNMENTS — The Fund may invest in loan assignments of all or a portion of the loans. The Fund has direct rights against the borrower on a loan when it purchases an assignment; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the borrower and any other persons interpositioned between the Fund and the borrower (“Intermediate Participants”). Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid, when purchased, may become illiquid.

F.

UNFUNDED COMMITMENTS — The Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 1.E.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the Statement of Assets and Liabilities. The Fund segregates sufficient liquid assets for

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

unfunded and funded commitments that will settle on future dates. Credit risks exist on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

At June 30, 2013, the Fund did not have any outstanding unfunded loan commitments.

2.	COMMON STOCK — At June 30, 2013, there were 49,996,320 shares of common stock with a $0.01 par value authorized and 12,993,142 shares outstanding. During the six months ended June 30, 2013 and the year ended December 31, 2012, the Fund issued 7,192 and 17,080 shares of common stock, respectively, in connection with its dividend reinvestment plan.

3.	PREFERRED STOCK — On June 29, 2001, the Fund issued shares of Series W Auction Rate Cumulative Preferred Stock (“ARPS”) at an offering price of $25,000 per share. Dividends on these shares are paid weekly at an annual rate determined by a weekly auction or, in the absence of a successful auction, at a maximum rate as calculated in accordance with the Fund’s Articles Supplementary for Auction Rate Cumulative Preferred Stock. In general, the holders of the ARPS and the common stock vote together as a single class, except that the ARPS stockholders, as a separate class, vote to elect two members of the Board of Directors. The ARPS have a liquidation value of $25,000 per share, plus accumulated and unpaid dividends. At June 30, 2013, accrued ARPS dividends were $738.

The Fund is subject to certain limitations and restrictions associated with outstanding shares of ARPS, including maintaining an asset coverage ratio of 200% for such shares. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common stockholders or repurchasing common shares and/or could trigger the mandatory redemption of ARPS at their liquidation value.

The weekly auction for the ARPS issued by the Fund has failed since February 13, 2008, due to insufficient demand (bids to buy shares) to meet supply (shares offered for sale) at the auction. Holders of ARPS who wish to sell in an auction will not be able to do so until there is a successful auction with sufficient demand for the shares. Failed auctions are not considered a default by the Fund and do not alter the credit quality of the ARPS. However, failed auctions may increase the cost of the Fund’s leverage and decrease the income available for common stockholders. ARPS holders have continued to receive dividends at the “maximum rate” set on the date of the failed auction, and the redemption price of $25,000 per share (plus accumulated but unpaid dividends, if any) is unaffected. Based on the rating assigned to the Fund’s ARPS, the maximum rate may range from 150%-275% of the “AA” Financial Composite Commercial Paper Rate as of a given auction date. The maximum rate incurred during the six months ended June 30, 2013, ranged from 0.03% to 0.195%. The maximum rate as of the August 7, 2013 auction was 0.06%, which is 150% of the “AA” Financial Composite Commercial Paper Rate on that date.

4.	PURCHASES AND SALES OF SECURITIES — Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2013, aggregated $41,925,825 and $42,121,031, respectively. During the six months ended June 30, 2013, there were no purchases or sales of U.S. Government securities.

5.

TRANSACTIONS WITH INVESTMENT ADVISOR, ADMINISTRATOR, ACCOUNTING SERVICES AGENT AND CUSTODIAN — JPMIM, an indirect, wholly-owned subsidiary of JPMorgan, serves as investment advisor to the Fund under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, JPMIM is entitled to receive an annual investment advisory fee (the “Performance Fee”), computed and paid monthly after the end of each calendar month, at a rate that increases or decreases from a “fulcrum fee” of 0.90% of the Fund’s average net assets over a rolling 12-month period. The increase or decrease is calculated by comparing the total return investment performance of the Fund (net of all fees and expenses, including the advisory fee) for the prior 12-month period (the “Fund Return”) to the percentage change in the CSFB High Yield Index, Developed Countries Only (the “Index”) for the same period. The fee rate is 0.90% of the Fund’s average net assets if the performance of the Fund Return equals the Index Return. The fee rate increases or decreases from the 0.90% “fulcrum fee” by 10% of the difference between the Fund Return and the Index Return, up to the maximum fee rate of 1.40% or down to the minimum fee rate of 0.40%. The fee rate is calculated monthly based on the performance of the Fund compared to the Index during the rolling twelve month period. This rate is applied to the average net assets (defined as the total assets of the Fund minus liabilities other than the principal amount of any outstanding senior securities representing indebtedness and the liquidation preference of

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

the ARPS) during the entire 12-month period. The compensation due to the Advisor after the end of each month shall be equal to 1/12th of the amount of the advisory fee calculated as stated above.

Advisory fees for the six months ended June 30, 2013 amounted to $983,638 which calculated to an annualized effective rate of 1.27%. The advisory fee rate calculated for the one month ended June 30, 2013 was a rate of 1.22%.

The Fund has an administrative services agreement with JPMFM (an affiliate of JPMIM) pursuant to which the Administrator provides administrative services to the Fund. Under the agreement, the Administrator receives from the Fund a fee, accrued at least weekly and paid monthly, at the annual rate of 0.10% of the average weekly net assets of the Fund. At June 30, 2013, accrued administrative fees were $9,986.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

The Fund has a Global Custody and Fund Accounting Agreement (the “Agreement”) with JPMCB. For providing custody services under the Agreement, JPMCB is entitled to a fee from the Fund, accrued weekly and paid monthly. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

The Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor and Administrator waive fees in an amount sufficient to offset the advisory, administration and shareholder servicing fees each charged to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in these money market funds for the six months ended June 30, 2013 was $1,867.

JPMCB provides derivative collateral management services for the Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Custodian and accounting fees on the Statement of Operations.

Certain officers of the Fund are affiliated with the Advisor and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Directors appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Directors’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Fund adopted a Directors’ Deferred Compensation Plan (the “Plan”) which allows the Independent Directors to defer the receipt of all or a portion of compensation related to performance of their duties as Directors. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

6.	COMPONENTS OF ACCUMULATED EARNINGS (LOSSES) — For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities held at June 30, 2013 were as follows:

June 30, 2013
Gross unrealized appreciation on investments	$9,975,424
Gross unrealized depreciation on investments	(14,038,659)

Net unrealized appreciation (depreciation) on investments	$(4,063,235)

Cost of investments for Federal Tax purposes	$155,647,114

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after December 31, 2010 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

At December 31, 2012, the Fund did not have any post-enactment net capital loss carryforwards.

At December 31, 2012, the Fund had pre-enactment net capital loss carryforwards expiring during the year indicated, which are available to offset future realized gains:

2013	2015	2016	2017	2018	Total
$6,916,560	$416,016	$1,876,547	$14,493,773	$1,551,726	$25,254,622

7.	RESTRICTED AND ILLIQUID SECURITIES — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of June 30, 2013, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A under the Securities Act. At June 30, 2013, the Fund held illiquid securities representing 3.3% of net assets applicable to common stockholders.

8.	OTHER — The Fund may use related party broker-dealers. For the six months ended June 30, 2013, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

9.	RISKS, CONCENTRATIONS AND INDEMNIFICATIONS — The Fund invests at least 80% of its assets in high yield debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. These securities involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The ability of the issuers of debt and asset-backed securities, including sub-prime securities, along with counterparties to swap agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed securities, including sub-prime securities, can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

The Fund’s officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Citigroup and Morgan Stanley are beneficial owners of a significant portion of the Fund’s outstanding ARPS and based on such ownership, could each be deemed to be an affiliate of the Fund. Both Citigroup and Morgan Stanley have informed the Fund that they intend to comply with a No Action Letter that enables them not to be deemed affiliates of the Fund. These parties could have an impact on matters that affect the Fund’s shareholders due to the voting rights associated with the ARPS, as detailed in the “Preferred Stock” note, included in this report.

As of June 30, 2013, the Fund is a party to certain securities loans and loan assignments that were transacted with either Citigroup or Morgan Stanley in the normal course of business.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is subject to risks associated with asset-backed and mortgage-related securities such as collateralized mortgage obligations backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund is subject to the risk that should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems representative of its value, the value of the Fund’s net assets could be adversely affected.

PACHOLDER HIGH YIELD FUND, INC.

Annual Meeting Results (Unaudited)

The Fund held its 2013 annual meeting of shareholders on April 24, 2013, for the purpose of considering and voting upon the following proposals:

The results of voting were as follows (by number of shares):

Proposal 1: For nominees to the Board of Directors

John F. Finn[1]
In favor	10,449,870
Against/Withheld	360,813

Dr. Matthew Goldstein[1]
In favor	10,441,621
Against/Withheld	369,062

Robert J. Higgins[1]
In favor	10,515,529
Against/Withheld	295,154

Frankie D. Hughes[1]
In favor	10,507,883
Against/Withheld	302,800

Peter C. Marshall[1]
In favor	10,462,357
Against/Withheld	348,326

Mary E. Martinez[1]
In favor	10,468,124
Against/Withheld	342,559

Marilyn McCoy[1]
In favor	10,443,001
Against/Withheld	377,682

Mitchell M. Merin[1]
In favor	10,518,248
Against/Withheld	292,435

William G. Morton, Jr.[1]
In favor	10,411,648
Against/Withheld	399,035

Dr. Robert A. Oden, Jr.[1]
In favor	10,511,573
Against/Withheld	299,110

Marian U. Pardo[1]
In favor	10,460,554
Against/Withheld	350,129

Frederick W. Ruebeck[2]
In favor	1,584
Against/Withheld	43

James J. Schonbachler[2]
In favor	1,584
Against/Withheld	43

[1]	Elected by the holders of the Fund’s Auction Rate Preferred Stock and Common Stock voting together as a single class.
[2]	Elected by holders of the Fund’s Auction Rate Preferred Stock voting separately as a class.

PACHOLDER HIGH YIELD FUND, INC.

Supplemental Information (Unaudited)

Portfolio Holdings Information

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings as well as certain other fund facts and statistical information will be available on our website (www.pacholder.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top 10 holdings as of the last day of each month as well as certain other fund facts and statistical information will also be available on the Fund’s website.

Statement of Additional Information

The Fund does not make available copies of its Statement of Additional Information because the Fund’s shares are not continuously offered, which means that the Statement of Additional Information has not been updated after completion of the Fund’s offerings and the information contained therein may have become outdated.

Proxy Voting

A description of the policies and procedures used by the Fund to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, on the Fund’s website at www.pacholder.com and (ii) on the SEC’s website at www.sec.gov.

Dividend Reinvestment Plan

The Fund’s Dividend Reinvestment Plan (the “Plan”) offers Common Stockholders (“Shareholders”) a convenient way to invest their income dividends and capital gain distributions in additional shares of the Fund’s common stock.

Shareholders who participate in the Plan will have all income dividends and capital gain distributions automatically reinvested by Computershare Investor Services LLC (the “Plan Agent”) pursuant to the Plan. When a dividend is declared, Shareholders who do not participate in the Plan will receive all distributions in cash, paid by check, mailed directly to the Shareholder of record (or if the shares are held in street name or nominee name, then to the nominee) by the Plan Agent, which serves as agent for the Shareholders in administering the Plan. Shareholders who participate in the Plan will receive the equivalent in shares of the Fund valued at the lower of market price or net asset valued as described below. (i) If the shares are trading at net asset value or at a premium above net asset value on the payment date, the Fund will issue new shares at the greater of net asset value or 95% of the current market price. (ii) If the shares are trading at a discount from net asset value on payment date, the Plan Agent will receive the dividend or distribution in cash and apply it to the purchase of the Fund’s shares in the open market, on the NYSE MKT or elsewhere, for the participants’ accounts. If before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the average purchase price per share paid by the Plan Agent may exceed the exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. If the purchases have not been made prior to 30 days after the payment date, the Plan Agent may receive the uninvested portion in newly issued shares.

The Plan Agent’s fees for handling the reinvestment of Dividends will be paid by the Fund. There will be no brokerage charge to Shareholders for shares issued directly by the Fund as a result of dividends or distributions payable either in stock or cash. Each Shareholder who participates in the Plan, however will pay pro rate share of brokerage commissions incurred with respect to the Plan Agent’s open-market-purchases in connection with the reinvestment of dividends or distributions.

The automatic reinvestment of income dividends and capital gain distributions will not relieve a Shareholder of any federal, state or local income tax that may be payable on such dividends. Therefore, income and capital gains may still be realized even though Shareholders do not receive cash.

A Shareholder may terminate his/her account under the Plan by notifying the Plan Agent in writing. Upon termination, a shareholder can either receive a certificate for the number of full shares held in the Plan and a check for fractional shares or have shares sold by the Plan Agent and the proceeds sent to the shareholder, less a transaction fee of $15 plus $0.07 per share.

The Fund reserves the right to amend or terminate the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at Computershare Trust Company, N.A. Dividend Reinvestment Services, P.O. Box A3309, Chicago, IL 60690-3309, by calling 888-294-8217 or www.computershare.com.

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semiannual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semiannual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semiannual report

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to a semiannual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to a semiannual report.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases covered by this Item during the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
August 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
August 30, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
August 30, 2013